Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
July 31, 2024
GUX-NPRT3-0924
1.929356.112
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 4.7%
Ampol Ltd.	94,191	2,061,625
ANZ Group Holdings Ltd.	1,180,266	22,421,805
APA Group unit	497,606	2,573,989
Aristocrat Leisure Ltd.	224,673	7,966,269
ASX Ltd.	76,351	3,243,935
Aurizon Holdings Ltd.	726,218	1,766,666
BHP Group Ltd.	1,991,891	55,324,665
BlueScope Steel Ltd.	174,487	2,528,584
Brambles Ltd.	547,320	5,569,234
CAR Group Ltd.	140,816	3,209,219
Cochlear Ltd.	25,771	5,814,435
Coles Group Ltd.	525,864	6,224,387
Commonwealth Bank of Australia	657,266	59,095,828
Computershare Ltd.	210,307	3,802,712
Dexus unit unit	425,047	1,951,276
Endeavour Group Ltd.	600,100	2,154,470
Fortescue Ltd.	665,543	8,212,825
Glencore PLC	4,073,582	22,603,661
Goodman Group unit	671,613	15,415,966
Insurance Australia Group Ltd.	938,492	4,541,579
Macquarie Group Ltd.	142,800	19,591,976
Medibank Private Ltd.	1,085,326	2,824,801
Mineral Resources Ltd.	69,273	2,458,943
Mirvac Group unit	1,560,582	2,183,961
National Australia Bank Ltd.	1,217,977	30,728,818
Northern Star Resources Ltd.	452,749	4,168,739
Orica Ltd.	192,676	2,262,968
Origin Energy Ltd.	677,007	4,644,224
Pilbara Minerals Ltd.	1,127,094	2,159,595
Pro Medicus Ltd.	22,637	2,128,146
Qantas Airways Ltd. (a)	315,969	1,334,816
QBE Insurance Group Ltd.	590,815	6,985,452
Ramsay Health Care Ltd.	72,413	2,200,563
REA Group Ltd.	20,703	2,770,294
Reece Ltd.	86,972	1,572,034
Rio Tinto Ltd.	145,668	11,191,096
Rio Tinto PLC	442,711	28,790,790
Santos Ltd.	1,275,572	6,649,438
Scentre Group unit	2,047,045	4,645,168
SEEK Ltd.	140,349	2,016,434
Seven Group Holdings Ltd.	78,700	2,016,433
Sonic Healthcare Ltd.	179,481	3,252,766
South32 Ltd.	1,781,082	3,572,309
Stockland Corp. Ltd. unit	943,402	2,837,914
Suncorp Group Ltd.	499,968	5,823,052
Telstra Group Ltd.	1,588,151	4,091,971
The GPT Group	754,550	2,284,618
The Lottery Corp. Ltd.	876,872	2,849,949
Transurban Group unit	1,213,207	10,321,831
Treasury Wine Estates Ltd.	320,058	2,584,879
Vicinity Centres unit	1,521,072	2,098,828
Washington H. Soul Pattinson & Co. Ltd.	91,153	2,116,137
Wesfarmers Ltd.	445,765	21,469,566
Westpac Banking Corp.	1,363,542	26,572,311
WiseTech Global Ltd.	65,562	4,075,628
Woodside Energy Group Ltd.	745,839	13,525,654
Woolworths Group Ltd.	479,628	10,821,019
TOTAL AUSTRALIA		498,106,251
Austria - 0.1%
Erste Group Bank AG	132,183	6,878,087
Mondi PLC	10,509	206,187
Mondi PLC	163,701	3,199,829
OMV AG	57,893	2,424,737
Verbund AG	26,770	2,143,916
Voestalpine AG	42,836	1,096,860
TOTAL AUSTRIA		15,949,616
Belgium - 0.5%
Ageas	62,818	3,000,848
Anheuser-Busch InBev SA NV	352,993	20,958,672
D'ieteren Group	8,456	1,943,780
Elia Group SA/NV	11,195	1,161,904
Groupe Bruxelles Lambert SA	34,629	2,585,929
KBC Group NV	98,352	7,625,466
Lotus Bakeries SA	157	1,705,929
Sofina SA	5,928	1,401,162
Syensqo SA	29,294	2,591,121
UCB SA	49,692	8,316,948
Umicore SA	82,077	1,127,253
Warehouses de Pauw	69,666	1,890,932
TOTAL BELGIUM		54,309,944
Brazil - 1.0%
Ambev SA	1,860,200	3,808,441
Atacadao SA	239,700	392,426
B3 SA - Brasil Bolsa Balcao	2,229,298	4,276,386
Banco Bradesco SA	607,315	1,205,793
Banco BTG Pactual SA unit	455,800	2,627,872
Banco do Brasil SA	675,500	3,170,801
BB Seguridade Participacoes SA	276,100	1,716,793
BRF SA (a)	225,600	839,995
Caixa Seguridade Participacoes	231,600	590,450
CCR SA	401,500	878,790
Centrais Eletricas Brasileiras SA (Electrobras)	466,180	3,261,360
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	174,500	2,722,325
Companhia Siderurgica Nacional SA (CSN)	253,300	531,128
Cosan SA	486,164	1,149,194
CPFL Energia SA	89,600	514,521
Energisa SA unit	96,600	750,270
Eneva SA (a)	200,200	447,040
ENGIE Brasil Energia SA	76,350	597,042
Equatorial Energia SA	420,774	2,428,165
Hapvida Participacoes e Investimentos SA (a)(b)	1,900,755	1,367,728
Hypera SA (a)	144,000	733,220
Klabin SA unit	328,730	1,283,850
Localiza Rent a Car SA	363,582	2,817,429
Localiza Rent a Car SA rights 8/1/24 (a)	3,537	7,248
Lojas Renner SA	373,122	874,729
Natura & Co. Holding SA	357,103	942,611
Petroleo Brasileiro SA - Petrobras (ON)	1,453,709	10,434,763
PRIO SA	317,000	2,692,971
Raia Drogasil SA	504,964	2,464,045
Rede D'Oregon Sao Luiz SA (b)	224,292	1,094,069
Rumo SA	514,200	2,013,654
Sendas Distribuidora SA (a)	538,700	935,271
Suzano SA	308,138	2,934,207
Telefonica Brasil SA	163,500	1,402,259
TIM SA	337,100	1,042,384
Totvs SA	215,200	1,055,807
Ultrapar Participacoes SA	289,000	1,134,816
Vale SA	1,337,386	14,572,297
Vibra Energia SA	394,051	1,613,504
Weg SA	659,800	5,909,579
Wheaton Precious Metals Corp.	178,163	10,652,487
Yara International ASA	65,474	1,866,296
TOTAL BRAZIL		101,754,016
Burkina Faso - 0.0%
Endeavour Mining PLC	71,586	1,592,074
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	196,089	15,130,092
Air Canada (a)	67,438	777,126
Alimentation Couche-Tard, Inc. (multi-vtg.)	302,304	18,635,493
AltaGas Ltd.	115,630	2,757,063
ARC Resources Ltd.	235,513	4,075,186
Bank of Montreal	286,471	24,162,205
Bank of Nova Scotia	479,871	22,407,767
Barrick Gold Corp. (Canada)	690,532	12,793,835
BCE, Inc.	28,973	977,273
Brookfield Asset Management Ltd. Class A	138,872	6,061,222
Brookfield Corp. (Canada) Class A	532,977	25,991,628
CAE, Inc. (a)	123,570	2,248,273
Cameco Corp.	170,748	7,771,560
Canadian Apartment Properties (REIT) unit	32,104	1,116,135
Canadian Imperial Bank of Commerce	368,390	19,051,205
Canadian National Railway Co.	213,883	24,760,019
Canadian Natural Resources Ltd.	842,599	29,916,491
Canadian Pacific Kansas City Ltd.	366,245	30,712,958
Canadian Tire Ltd. Class A (non-vtg.)	20,629	2,118,408
Canadian Utilities Ltd. Class A (non-vtg.)	50,539	1,183,447
CCL Industries, Inc. Class B	58,843	3,201,172
Cenovus Energy, Inc. (Canada)	549,241	11,067,167
CGI, Inc. Class A (sub. vtg.) (a)	81,087	9,246,026
Constellation Software, Inc.	7,909	24,954,838
Constellation Software, Inc. warrants 3/31/40 (a)(c)	7,326	1
Descartes Systems Group, Inc. (Canada) (a)	33,523	3,409,481
Dollarama, Inc.	109,541	10,268,998
Element Fleet Management Corp.	153,110	2,928,791
Emera, Inc. (d)	112,900	4,075,570
Empire Co. Ltd. Class A (non-vtg.)	53,517	1,414,819
Enbridge, Inc.	834,862	31,244,211
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,260	9,741,194
FirstService Corp.	15,952	2,781,389
Fortis, Inc.	193,786	8,101,494
Franco-Nevada Corp.	75,563	9,737,565
George Weston Ltd.	23,421	3,627,189
Gildan Activewear, Inc.	59,801	2,435,094
Great-West Lifeco, Inc.	109,796	3,297,896
Hydro One Ltd. (b)	129,350	4,053,869
iA Financial Corp., Inc.	38,721	2,618,327
IGM Financial, Inc.	32,754	928,068
Imperial Oil Ltd.	73,736	5,282,460
Intact Financial Corp.	70,064	12,732,450
Ivanhoe Mines Ltd. (a)	249,939	3,267,591
Keyera Corp.	90,585	2,555,525
Kinross Gold Corp.	483,934	4,398,922
Loblaw Companies Ltd.	60,826	7,500,544
Magna International, Inc. (sub. vtg.)	107,432	4,767,580
Manulife Financial Corp.	707,497	18,847,456
MEG Energy Corp.	105,810	2,192,608
Metro, Inc.	89,135	5,308,137
National Bank of Canada	133,361	11,154,549
Northland Power, Inc.	100,724	1,684,509
Nutrien Ltd.	194,500	9,975,407
Onex Corp. (sub. vtg.)	25,902	1,774,953
Open Text Corp.	106,965	3,371,685
Pan American Silver Corp.	143,637	3,302,096
Parkland Corp.	55,179	1,547,882
Pembina Pipeline Corp.	228,047	8,838,442
Power Corp. of Canada (sub. vtg.)	222,771	6,447,636
Quebecor, Inc. Class B (sub. vtg.)	61,326	1,354,755
RB Global, Inc.	72,009	5,734,077
Restaurant Brands International, Inc.	113,002	7,912,145
Restaurant Brands International, Inc. (d)	4,980	348,550
RioCan (REIT)	58,664	759,724
Rogers Communications, Inc. Class B (non-vtg.)	140,694	5,440,664
Royal Bank of Canada	553,299	61,828,103
Saputo, Inc.	100,333	2,305,846
Shopify, Inc. Class A (a)	474,584	29,066,616
Stantec, Inc.	44,857	3,946,857
Sun Life Financial, Inc.	228,736	11,355,206
Suncor Energy, Inc.	506,044	20,210,239
TC Energy Corp.	407,970	17,321,697
Teck Resources Ltd. Class B (sub. vtg.)	180,525	8,849,406
TELUS Corp.	189,505	3,059,477
TFI International, Inc. (Canada)	31,555	4,911,806
The Toronto-Dominion Bank	694,560	41,015,085
Thomson Reuters Corp.	62,027	10,052,179
TMX Group Ltd.	108,908	3,309,876
Toromont Industries Ltd.	32,403	3,013,468
Tourmaline Oil Corp.	131,471	5,784,857
West Fraser Timber Co. Ltd.	21,434	1,900,673
WSP Global, Inc.	48,948	8,130,760
TOTAL CANADA		774,343,043
Chile - 0.2%
Antofagasta PLC	155,142	4,028,745
Banco de Chile	18,377,061	2,189,346
Banco de Credito e Inversiones	28,787	841,780
Banco Santander Chile	25,294,221	1,259,508
Cencosud SA	490,157	906,026
Compania Sud Americana de Vapores SA	6,385,151	438,817
Empresas CMPC SA	426,131	740,173
Empresas COPEC SA	149,258	1,039,557
Enel Americas SA	8,258,860	772,946
Enel Chile SA	10,627,122	607,022
Falabella SA (a)	351,415	1,164,077
LATAM Airlines Group SA	69,826,961	864,427
Lundin Mining Corp.	259,276	2,617,830
TOTAL CHILE		17,470,254
China - 7.0%
360 Security Technology, Inc. (A Shares)	154,800	160,380
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	70,700	129,360
AAC Technology Holdings, Inc.	283,500	1,035,976
Accelink Technologies Co. Ltd. (A Shares)	17,000	79,823
ACM Research Shanghai, Inc. (A Shares)	8,415	105,832
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	13,645	297,101
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	84,360
AECC Aviation Power Co. Ltd.	58,200	320,514
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	1,369,864
(H Shares)	10,703,000	4,794,729
Aier Eye Hospital Group Co. Ltd. (A Shares)	207,169	317,651
AIMA Technology Group Co. Ltd.	25,700	99,457
Air China Ltd.:
(A Shares) (a)	192,700	194,575
(H Shares) (a)	236,000	106,932
Airtac International Group	54,043	1,391,374
Akeso, Inc. (a)(b)(d)	233,000	1,261,499
Alibaba Group Holding Ltd.	6,120,312	60,225,245
Alibaba Health Information Technology Ltd. (a)(d)	2,216,000	938,833
Aluminum Corp. of China Ltd.:
(A shares)	648,700	619,970
(H Shares)	1,084,000	607,707
Amlogic Shanghai Co. Ltd. (A Shares)	8,978	82,111
Angel Yeast Co. Ltd. (A Shares)	19,600	81,280
Anhui Conch Cement Co. Ltd.:
(A Shares)	57,300	191,827
(H Shares)	548,000	1,338,288
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	3,400	88,634
(B Shares)	56,802	757,568
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	43,400	121,188
Anhui Kouzi Distillery Co. Ltd. (A Shares)	13,500	71,410
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	107,109
Anjoy Foods Group Co. Ltd. (A Shares)	6,700	73,638
Anker Innovations Technology Co. Ltd. (A Shares)	12,270	92,402
Anta Sports Products Ltd.	503,600	4,518,500
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	11,560	118,710
Autobio Diagnostics Co. Ltd.	17,300	100,880
Autohome, Inc. ADR Class A	25,869	645,173
Avary Holding Shenzhen Co. Ltd. (A Shares)	53,700	277,286
AVIC Capital Co. Ltd. (A Shares)	204,200	68,163
AviChina Industry & Technology Co. Ltd. (H Shares)	947,000	463,024
Avicopter PLC (A Shares)	17,100	99,832
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	128,400	170,554
Baidu, Inc. Class A (a)(d)	897,094	9,946,627
Bank of Beijing Co. Ltd. (A Shares)	471,716	348,246
Bank of Changsha Co. Ltd. (A Shares)	104,200	108,678
Bank of Chengdu Co. Ltd. (A Shares)	77,600	156,925
Bank of China Ltd.:
(A Shares)	1,025,400	661,846
(H Shares)	30,977,000	13,797,777
Bank of Communications Co. Ltd.:
(A Shares)	730,700	744,894
(H Shares)	3,743,000	2,721,189
Bank of Hangzhou Co. Ltd. (A Shares)	161,980	301,984
Bank of Jiangsu Co. Ltd. (A Shares)	459,730	489,674
Bank of Nanjing Co. Ltd. (A Shares)	231,500	323,534
Bank of Ningbo Co. Ltd. (A Shares)	146,440	435,887
Bank of Shanghai Co. Ltd. (A Shares)	398,120	401,994
Bank of Suzhou Co. Ltd.	79,200	78,983
Baoshan Iron & Steel Co. Ltd. (A Shares)	505,300	475,922
BeiGene Ltd. (a)	270,171	3,437,318
Beijing Enlight Media Co. Ltd. (A Shares)	89,100	95,274
Beijing Enterprises Holdings Ltd.	203,000	674,255
Beijing Enterprises Water Group Ltd.	1,534,000	473,187
Beijing Kingsoft Office Software, Inc. (A Shares)	10,626	310,019
Beijing New Building Materials PLC (A Shares)	36,100	129,955
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	25,200	45,271
Beijing Roborock Technology Co. Ltd. (A Shares)	3,052	133,008
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	47,160	162,388
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	150,818
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	26,146	249,482
Beijing Yanjing Brewery Co. Ltd. (A Shares)	64,000	83,593
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,123,800	890,354
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	158,600	62,607
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	16,740	97,058
Bilibili, Inc. Class Z (a)	90,931	1,383,617
Bloomage Biotechnology Corp. Ltd. (A Shares)	10,867	93,306
BOC Aviation Ltd. Class A (b)	77,600	680,863
BOC Hong Kong (Holdings) Ltd.	1,456,649	4,241,572
BOC International China Co. Ltd.	54,800	71,425
BOE Technology Group Co. Ltd. (A Shares)	880,300	480,402
Bosideng International Holdings Ltd.	1,516,000	758,694
By-Health Co. Ltd. (A Shares)	33,900	63,623
BYD Co. Ltd.:
(A Shares)	37,500	1,283,199
(H Shares) (d)	417,000	12,345,192
BYD Electronic International Co. Ltd.	307,000	1,194,545
C&D International Investment Group Ltd. (d)	287,414	481,914
Caitong Securities Co. Ltd.	146,470	139,780
Cambricon Technologies Corp. Ltd. (A Shares) (a)	9,193	336,231
Cathay Biotech, Inc. (A Shares)	15,847	86,130
CGN Power Co. Ltd.:
(A Shares)	544,000	352,633
(H Shares) (b)	3,957,000	1,615,650
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	114,249
Changjiang Securities Co. Ltd. (A Shares)	165,200	118,527
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	105,377
Chaozhou Three-Circle Group Co. (A Shares)	41,300	187,344
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	49,200	133,567
China Baoan Group Co. Ltd. (A Shares)	56,600	66,088
China CITIC Bank Corp. Ltd.:
(A Shares)	200,300	173,951
(H Shares)	3,170,000	1,898,872
China Coal Energy Co. Ltd. (H Shares)	791,000	801,848
China Communications Services Corp. Ltd. (H Shares)	900,000	463,083
China Construction Bank Corp.:
(A Shares)	714,942	736,752
(H Shares)	37,117,000	25,986,675
China CSSC Holdings Ltd. (A Shares)	103,500	587,476
China Eastern Airlines Corp. Ltd. (A Shares) (a)	332,700	183,867
China Energy Engineering Corp. Ltd. (A Shares) (a)	740,800	226,762
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	142,074
(H Shares) (d)	2,302,000	695,357
China Feihe Ltd. (b)	1,489,000	674,665
China Film Co. Ltd. (A Shares) (a)	66,200	98,478
China Galaxy Securities Co. Ltd.:
(A Shares)	166,700	251,444
(H Shares)	1,345,500	688,865
China Gas Holdings Ltd.	1,038,400	944,985
China Great Wall Securities Co. Ltd. (A Shares)	160,000	155,795
China Greatwall Technology Group Co. Ltd. (A Shares)	71,700	86,202
China Hongqiao Group Ltd.	1,127,000	1,404,991
China Huishan Dairy Holdings Co. Ltd. (a)(c)	397,000	1
China International Capital Corp. Ltd.	53,100	222,483
China International Capital Corp. Ltd. (H Shares) (b)(d)	626,800	698,775
China Jushi Co. Ltd. (A Shares)	110,322	162,585
China Life Insurance Co. Ltd.:
(A Shares)	31,100	138,706
(H Shares)	3,051,000	4,240,944
China Literature Ltd. (a)(b)(d)	156,800	508,762
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	1,108,773
China Mengniu Dairy Co. Ltd.	1,247,000	2,090,876
China Merchants Bank Co. Ltd.:
(A Shares)	410,400	1,860,507
(H Shares)	1,617,751	6,729,543
China Merchants Energy Shipping Co. Ltd. (A Shares)	190,000	205,270
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	98,400	167,913
China Merchants Holdings International Co. Ltd.	504,655	742,819
China Merchants Securities Co. Ltd. (A Shares)	156,930	323,435
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	210,800	256,648
China Minmetals Rare Earth Co. Ltd. (A Shares)	22,700	74,516
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	394,005
(H Shares)	2,709,800	960,744
China National Building Materials Co. Ltd. (H Shares)	1,739,000	576,487
China National Chemical Engineering Co. Ltd. (A Shares)	142,400	147,730
China National Medicines Corp. Ltd. (A Shares)	17,200	80,285
China National Nuclear Power Co. Ltd. (A Shares)	431,200	658,767
China National Software & Service Co. Ltd. (A Shares) (a)	19,630	84,015
China Northern Rare Earth Group High-Tech Co. Ltd.	79,700	192,965
China Oilfield Services Ltd. (H Shares)	688,000	606,734
China Oriental Group Co. Ltd. (H Shares)	107	16
China Overseas Land and Investment Ltd.	1,515,000	2,454,917
China Pacific Insurance (Group) Co. Ltd.	101,700	416,252
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,116,200	2,971,638
China Petroleum & Chemical Corp.:
(A Shares)	924,000	830,605
(H Shares)	9,408,000	6,044,934
China Power International Development Ltd.	1,986,248	935,560
China Railway Group Ltd.:
(A Shares)	811,500	699,128
(H Shares)	1,191,000	580,801
China Railway Signal & Communications Corp. (A Shares)	163,929	132,828
China Resource Gas Group Ltd.	365,400	1,239,381
China Resources Beer Holdings Co. Ltd.	645,162	2,007,050
China Resources Land Ltd.	1,266,634	3,801,758
China Resources Microelectronics Ltd. (A Shares)	29,035	159,899
China Resources Mixc Lifestyle Services Ltd. (b)	269,200	756,310
China Resources Pharmaceutical Group Ltd. (b)	717,500	490,404
China Resources Power Holdings Co. Ltd.	752,523	2,070,851
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	28,470	162,781
China Ruyi Holdings Ltd. (a)(d)	2,448,000	654,860
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	746,027
(H Shares)	1,356,500	5,651,468
China Southern Airlines Ltd.:
(A Shares) (a)	111,700	91,591
(H Shares) (a)	410,000	150,611
China State Construction Engineering Corp. Ltd. (A Shares)	947,660	732,427
China State Construction International Holdings Ltd.	801,250	1,119,905
China Taiping Insurance Group Ltd.	534,777	570,175
China Three Gorges Renewables Group Co. Ltd. (A Shares)	731,600	492,479
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	63,900	607,248
(H Shares) (b)(d)	17,300	122,229
China Tower Corp. Ltd. (H Shares) (b)	17,222,000	2,116,145
China United Network Communications Ltd. (A Shares)	707,400	460,512
China Vanke Co. Ltd.:
(A Shares)	198,600	195,031
(H Shares) (d)	889,600	488,475
China XD Electric Co. Ltd. (A Shares)	103,000	102,148
China Yangtze Power Co. Ltd. (A Shares)	562,430	2,326,141
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	11,100	62,390
China Zheshang Bank Co. Ltd.	508,950	198,793
Chongqing Brewery Co. Ltd. (A Shares)	15,800	135,596
Chongqing Changan Automobile Co. Ltd. (A Shares)	188,290	380,505
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	232,300	166,348
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	53,400	209,539
Chow Tai Fook Jewellery Group Ltd.	764,000	694,292
CITIC Pacific Ltd.	2,256,000	2,081,924
CITIC Pacific Special Steel Group Co. Ltd.	75,100	129,505
CITIC Securities Co. Ltd.:
(A Shares)	204,630	561,193
(H Shares)	768,675	1,157,019
Cmoc Group Ltd.:
(A Shares)	463,700	479,773
(H Shares)	1,389,000	1,107,595
CNGR Advanced Material Co. Ltd.	18,340	75,827
CNOOC Energy Technology & Services Ltd. (A Shares)	150,500	80,464
CNPC Capital Co. Ltd. (A Shares)	223,000	172,352
Contemporary Amperex Technology Co. Ltd.	101,580	2,621,333
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	68,446
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	95,000	202,639
(H Shares)	472,000	566,677
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	464,620	846,255
(H Shares)	936,150	1,334,815
Cosco Shipping Ports Ltd.	18,468	10,992
CRRC Corp. Ltd.:
(A Shares)	1,186,500	1,253,921
(H Shares)	780,000	483,204
CSC Financial Co. Ltd. (A Shares)	95,200	262,402
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	37,020	125,883
CSPC Pharmaceutical Group Ltd.	3,240,640	2,414,039
CSSC Science & Technology Co. Ltd. (a)	38,900	71,607
Daqin Railway Co. Ltd. (A Shares)	444,700	429,317
DaShenLin Pharmaceutical Group Co. Ltd.	24,830	45,260
Datang International Power Generation Co. Ltd. (A Shares)	350,700	145,240
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	90,064
Dongfang Electric Corp. Ltd. (A Shares)	61,400	138,963
Dongxing Securities Co. Ltd. (A Shares)	108,400	131,976
East Money Information Co. Ltd. (A Shares)	364,489	562,403
Eastroc Beverage Group Co. Ltd.	7,700	249,011
Ecovacs Robotics Co. Ltd. Class A	15,200	86,656
Empyrean Technology Co. Ltd. (A Shares)	9,100	99,246
ENN Energy Holdings Ltd.	313,000	2,199,415
ENN Natural Gas Co. Ltd. (A Shares)	60,000	163,136
Eoptolink Technology, Inc. Ltd. (A Shares)	15,300	211,431
Eve Energy Co. Ltd. (A shares)	45,524	242,067
Everbright Securities Co. Ltd. (A Shares)	86,400	181,662
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	259,443	72,948
Far East Horizon Ltd.	739,000	504,153
FAW Jiefang Group Co. Ltd. (A Shares)	74,400	87,284
First Capital Securities Co. Ltd. (A Shares)	152,800	111,958
Flat Glass Group Co. Ltd. (d)	112,000	162,276
Flat Glass Group Co. Ltd. (A Shares)	76,900	200,778
Focus Media Information Technology Co. Ltd. (A Shares)	317,140	254,775
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	103,377	503,157
Fosun International Ltd.	932,500	485,773
Founder Securities Co. Ltd. (A Shares)	186,400	200,606
Foxconn Industrial Internet Co. Ltd. (A Shares)	305,596	1,009,094
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	95,600	595,998
(H Shares) (b)	185,200	967,145
GalaxyCore, Inc. (A Shares)	49,802	82,983
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	62,720	244,373
(H Shares) (b)(d)	123,540	259,640
GCL Technology Holdings Ltd. (a)	8,290,000	1,167,180
GD Power Development Co. Ltd. (A Shares)	445,100	342,776
Geely Automobile Holdings Ltd.	2,366,000	2,410,562
GEM Co. Ltd. (A Shares)	118,800	101,856
Genscript Biotech Corp. (a)(d)	446,000	710,143
GF Securities Co. Ltd.:
(A Shares)	269,600	469,016
(H Shares)	144,000	123,857
Giant Biogene Holding Co. Ltd. (b)	118,000	611,685
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	14,384	171,299
Ginlong Technologies Co. Ltd. (A Shares)	8,900	78,587
GoerTek, Inc. (A Shares)	76,300	227,428
Goldwind Science & Technology Co. Ltd. (A Shares)	103,982	115,364
Goneo Group Co. Ltd. (A Shares)	15,080	146,461
Gotion High-tech Co. Ltd. (A Shares)	38,500	104,146
Great Wall Motor Co. Ltd.:
(A Shares)	69,400	227,048
(H Shares)	902,500	1,233,698
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	64,900	359,749
GRG Banking Equipment Co. Ltd. (A Shares)	57,600	80,419
Guangdong Haid Group Co. Ltd. (A Shares)	36,900	224,525
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	91,100	87,444
Guangdong Investment Ltd.	1,128,000	591,948
Guanghui Energy Co. Ltd. (A Shares)	151,500	127,793
Guangzhou Automobile Group Co. Ltd.	159,600	182,154
Guangzhou Automobile Group Co. Ltd. (H Shares)	992,000	365,675
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	51,700	68,960
Guangzhou Baiyunshan Pharma Health (A Shares)	45,000	182,499
Guangzhou Haige Communications Group (A Shares)	45,300	62,619
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	10,500	42,365
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	24,500	100,854
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	42,420	92,187
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	104,804	77,372
Guolian Securities Co. Ltd.	55,900	80,601
Guosen Securities Co. Ltd. (A Shares)	151,000	184,887
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	85,646
(H Shares) (b)	322,800	336,317
Guoyuan Securities Co. Ltd. (A Shares)	143,900	132,544
H World Group Ltd. ADR	81,904	2,457,120
Haidilao International Holding Ltd. (b)	658,000	1,069,597
Haier Smart Home Co. Ltd.	860,200	2,812,351
Haier Smart Home Co. Ltd. (A Shares)	235,229	889,144
Hainan Airlines Co. Ltd. (A Shares) (a)	948,700	144,544
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	251,200	118,994
Haitian International Holdings Ltd.	254,000	736,364
Haitong Securities Co. Ltd.:
(A Shares)	188,500	236,808
(H Shares)	1,136,000	524,899
Hanergy Mobile Energy Holding (a)(c)	576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)	55,148	118,549
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	24,100	81,315
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	31,500	84,992
Hangzhou Robam Appliances Co. Ltd. (A Shares)	21,100	63,361
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	51,600	154,019
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	4,600	34,125
(H Shares) (b)(d)	12,600	48,382
Hansoh Pharmaceutical Group Co. Ltd. (b)	456,000	996,881
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	17,200	67,230
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	28,200	82,611
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	58,111
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	59,700	136,025
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	93,600	299,090
Hengan International Group Co. Ltd.	242,500	757,342
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	52,300	88,377
Hengli Petrochemical Co. Ltd. (A Shares)	157,200	304,177
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	112,644
Hengyi Petrochemical Co. Ltd. (A Shares)	73,630	65,882
Hesteel Co. Ltd. (A Shares)	237,700	63,872
Hisense Electric Co. Ltd.	26,900	66,209
Hisense Home Appliances Group Co. Ltd.:
(A Shares) (a)	97,000	399,837
(H Shares)	41,000	132,506
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	11,600	171,773
HLA Group Corp. Ltd. (A Shares)	113,400	103,037
Horizon Construction Development Ltd. (a)	6,851	1,307
Hoshine Silicon Industry Co. Ltd. (A Shares) (a)	21,400	141,832
Hua Hong Semiconductor Ltd. (b)(d)	227,000	601,432
Huadian Power International Corp. Ltd.:
(A Shares) (c)	21,700	17,823
(H Shares)	330,000	169,797
Huadong Medicine Co. Ltd. (A Shares)	38,660	156,305
Huafon Chemical Co. Ltd. (A Shares)	114,300	122,536
Huagong Tech Co. Ltd. (A Shares)	22,800	91,519
Huaibei Mining Holdings Co. Ltd. (A Shares)	61,600	127,214
Hualan Biological Engineer, Inc. (A Shares)	41,350	94,444
Huaneng Power International, Inc.:
(A Shares)	309,900	341,245
(H Shares)	1,524,000	905,094
Huatai Securities Co. Ltd.:
(A Shares)	66,400	122,320
(H Shares) (b)	730,800	809,106
Huaxia Bank Co. Ltd. (A Shares)	286,000	248,773
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	144,744
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	83,482
Huizhou Desay SV Automotive Co. Ltd.	12,400	163,696
Humanwell Healthcare Group Co. Ltd. (A Shares)	38,100	105,174
Hunan Valin Steel Co. Ltd. (A Shares)	139,500	89,847
Hundsun Technologies, Inc. (A Shares)	56,377	143,056
Hwatsing Technology Co. Ltd. (A Shares)	5,536	110,601
Hygeia Healthcare Holdings Co. (b)	145,200	391,209
Hygon Information Technology Co. Ltd. (A Shares)	53,840	592,857
IEIT Systems Co. Ltd. (A Shares)	32,012	165,209
iFlytek Co. Ltd. (A Shares)	53,300	293,234
IMEIK Technology Development Co. Ltd. (A Shares)	6,720	163,445
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,790,200	1,450,559
(H Shares)	25,170,000	13,981,812
Industrial Bank Co. Ltd. (A Shares)	506,100	1,174,165
Industrial Securities Co. Ltd. (A Shares)	186,940	141,375
Ingenic Semiconductor Co. Ltd. (A Shares)	9,900	76,584
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	148,200	515,023
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	978,800	197,936
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	122,644
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	85,650
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	407,700	739,160
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	78,600	73,921
Innovent Biologics, Inc. (a)(b)	480,500	2,380,098
iQIYI, Inc. ADR (a)	181,471	604,298
iSoftStone Information Technology Group Co. Ltd. (A Shares)	21,450	102,352
JA Solar Technology Co. Ltd. (A Shares)	72,996	109,093
Jason Furniture Hangzhou Co. Ltd. (A Shares)	18,020	63,372
JCET Group Co. Ltd. (A Shares)	37,800	174,818
JCHX Mining Management Co. Ltd. (A Shares)	14,200	81,250
JD Health International, Inc. (a)(b)	445,600	1,240,495
JD Logistics, Inc. (a)(b)	758,500	781,523
JD.com, Inc. Class A	914,867	12,063,072
Jiangsu Eastern Shenghong Co. Ltd.	139,600	153,333
Jiangsu Expressway Co. Ltd. (H Shares)	456,000	433,655
Jiangsu Hengli Hydraulic Co. Ltd.	28,772	182,521
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	147,048	859,711
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	27,900	170,806
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	20,700	73,714
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	12,000	47,387
Jiangsu Phoenix Publishing & Media Corp. Ltd.	53,500	76,548
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	33,500	379,556
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	7,800	59,453
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	84,457
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	109,749
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	152,193
Jiangxi Copper Co. Ltd.:
(A Shares)	70,300	208,863
(H Shares)	407,000	715,767
Jinduicheng Molybdenum Co. Ltd. (A Shares)	90,700	132,663
Jinko Solar Co. Ltd. (A Shares)	220,168	222,920
Jizhong Energy Resources Co. Ltd. (A Shares)	84,300	66,205
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	72,100	105,457
Jointown Pharmaceutical Group (A Shares)	112,749	71,993
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	18,500	50,377
Juneyao Airlines Co. Ltd. (A shares)	42,800	67,463
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	2,866	0
Kanzhun Ltd. ADR	104,000	1,412,320
KE Holdings, Inc. ADR	258,524	3,580,557
Kingdee International Software Group Co. Ltd. (a)	1,130,000	906,852
Kingnet Network Co. Ltd. (A Shares)	46,000	60,019
Kingsoft Corp. Ltd.	366,200	1,038,204
Kuaishou Technology Class B (a)(b)	918,500	5,149,248
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	45,500	113,439
Kunlun Energy Co. Ltd.	1,546,000	1,499,924
Kunlun Tech Co. Ltd. (A Shares)	26,500	110,628
Kweichow Moutai Co. Ltd. (A Shares)	29,400	5,787,684
Lb Group Co. Ltd. (A Shares)	56,100	134,039
Lenovo Group Ltd.	3,176,000	4,097,619
Lens Technology Co. Ltd. (A Shares)	106,900	264,298
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	67,965
Li Auto, Inc. Class A (a)	486,264	4,756,741
Li Ning Co. Ltd.	898,500	1,679,042
Liaoning Port Co. Ltd. (A Shares)	574,600	101,872
Lingyi iTech Guangdong Co. (A Shares)	150,800	150,387
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	75,823
Longfor Properties Co. Ltd. (b)	779,508	1,013,689
LONGi Green Energy Technology Co. Ltd.	176,668	354,816
Luxshare Precision Industry Co. Ltd. (A Shares)	166,147	879,781
Luzhou Laojiao Co. Ltd. (A Shares)	34,000	615,318
Mango Excellent Media Co. Ltd. (A Shares)	41,100	117,099
Maxscend Microelectronics Co. Ltd. (A Shares)	15,452	165,120
Meihua Holdings Group Co. Ltd. (A Shares)	69,600	98,330
Meituan Class B (a)(b)	1,993,010	27,596,553
Metallurgical Corp. China Ltd. (H Shares)	920,000	176,632
MGI Tech Co. Ltd. (A Shares)	11,647	72,111
Midea Group Co. Ltd. (A Shares)	84,200	743,598
MINISO Group Holding Ltd.	145,220	607,075
MMG Ltd. (a)	1,676,000	521,280
Montage Technology Co. Ltd. (A Shares)	24,805	204,769
Muyuan Foodstuff Co. Ltd. (A Shares)	125,940	762,644
Nanjing Iron & Steel Co. Ltd.	138,400	86,263
Nanjing Securities Co. Ltd. (A Shares)	88,600	96,948
NARI Technology Co. Ltd. (A Shares)	198,605	660,756
National Silicon Industry Group Co. Ltd. (A Shares)	79,226	168,553
NAURA Technology Group Co. Ltd.	12,400	588,419
NetEase, Inc.	760,595	14,028,094
New China Life Insurance Co. Ltd.	36,900	163,398
New China Life Insurance Co. Ltd. (H Shares)	359,900	702,033
New Hope Liuhe Co. Ltd. (A Shares) (a)	103,800	136,152
New Oriental Education & Technology Group, Inc. (a)	586,910	3,798,860
Ninestar Corp. (A Shares) (a)	36,500	136,551
Ningbo Deye Technology Co. Ltd. (A Shares)	12,740	171,167
Ningbo Joyson Electronic Corp. (A shares)	48,100	102,399
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	15,800	111,829
Ningbo Sanxing Medical Electric Co. Ltd.	36,500	148,887
Ningbo Shanshan Co. Ltd. (A Shares)	44,500	47,398
Ningbo Tuopu Group Co. Ltd. (A Shares)	41,905	212,492
Ningxia Baofeng Energy Group Co. Ltd.	169,200	352,239
NIO, Inc. sponsored ADR (a)(d)	535,936	2,379,556
Nongfu Spring Co. Ltd. (H Shares) (b)	797,800	3,109,366
Offshore Oil Enginering Co. Ltd. (A Shares)	106,500	81,132
OFILM Group Co. Ltd. (A Shares) (a)	74,900	86,211
Oppein Home Group, Inc. (A Shares)	14,460	91,229
Orient Securities Co. Ltd. (A Shares)	168,708	198,624
Oriental Pearl Group Co. Ltd.	66,500	58,489
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	191,700	64,256
PDD Holdings, Inc. ADR (a)	234,935	30,280,772
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	111,667
(H Shares)	3,602,000	1,212,523
People.cn Co. Ltd. (A Shares)	31,300	85,796
PetroChina Co. Ltd.:
(A Shares)	525,000	652,273
(H Shares)	8,280,000	7,217,187
Pharmaron Beijing Co. Ltd.:
(A Shares)	12,300	37,685
(H Shares) (b)	82,700	101,829
PICC Property & Casualty Co. Ltd. (H Shares)	2,728,933	3,576,707
Ping An Bank Co. Ltd. (A Shares)	443,400	630,731
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,496,678
(H Shares)	2,640,000	11,464,522
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	56,400	82,025
Piotech, Inc. (A Shares)	5,909	104,762
Poly Developments & Holdings (A Shares)	265,700	324,592
Pop Mart International Group Ltd. (b)	180,600	958,148
Postal Savings Bank of China Co. Ltd.	436,700	292,152
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	3,471,000	1,857,041
Power Construction Corp. of China Ltd. (A Shares)	390,200	297,254
Prosus NV	556,792	19,422,744
Qifu Technology, Inc. ADR	47,575	966,248
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	126,000	271,206
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	34,200	106,725
Rockchip Electronics Co. Ltd.	9,800	84,036
Rongsheng Petrochemical Co. Ltd. (A Shares)	226,550	284,609
SAIC Motor Corp. Ltd. (A Shares)	164,000	333,463
Sailun Group Co. Ltd. A Shares	72,900	133,082
Sanan Optoelectronics Co. Ltd. (A Shares)	110,600	182,450
Sangfor Technologies, Inc.	9,300	63,685
Sany Heavy Industry Co. Ltd. (A Shares)	213,600	477,806
Satellite Chemical Co. Ltd. (A Shares)	93,799	226,710
SDIC Capital Co. Ltd.	140,200	116,708
SDIC Power Holdings Co. Ltd. (A Shares)	167,600	394,408
Seres Group Co. Ltd. (A Shares) (a)	34,200	377,208
SF Holding Co. Ltd. (A Shares)	112,400	545,673
SG Micro Corp. (A Shares)	9,847	107,475
Shaanxi Coal Industry Co. Ltd. (A Shares)	222,600	721,163
Shan Xi Hua Yang Group New Energy Co. Ltd.	82,650	82,080
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	390,509
(H Shares) (b)	276,500	573,325
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	15,100	76,904
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	44,320	152,547
Shandong Linglong Tyre Co. Ltd. (A Shares)	33,300	77,995
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	118,832
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	106,109
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	946,800	478,681
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	40,880	53,395
Shanghai Baosight Software Co. Ltd.	393,811	644,275
Shanghai Baosight Software Co. Ltd. (A Shares)	14,342	63,846
Shanghai Construction Group Co. Ltd. (A Shares)	320,600	103,910
Shanghai Electric Group Co. Ltd. (A Shares) (a)	265,500	142,316
Shanghai Electric Power Co. Ltd. (A Shares)	68,200	88,795
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	142,500	236,745
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	4,270	86,639
Shanghai International Airport Co. Ltd. (A Shares)	27,600	132,194
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	171,920
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	19,600	65,182
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	74,835
Shanghai M&G Stationery, Inc. (A Shares)	28,400	117,813
Shanghai Moons' Electric Co. Ltd. (A Shares)	11,600	64,493
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	112,000	300,952
(H Shares)	193,300	289,968
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	663,300	771,733
Shanghai Putailai New Energy Technology Co. Ltd.	42,380	76,310
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	163,817
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	252,300	232,739
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	18,747	301,858
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	49,459
Shanghai Zhangjiang High Ltd. (A Shares)	35,100	95,143
Shanjin International Gold Co. (A Shares)	59,540	146,629
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	45,200	80,762
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	67,600	145,598
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	90,100	54,910
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares) (a)	190,200	94,576
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	28,220	720,495
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	126,970	145,616
Shede Spirits Co. Ltd. (A Shares)	7,600	57,760
Shenergy Co. Ltd. (A Shares)	114,200	132,078
Shengyi Technology Co. Ltd.	54,600	147,849
Shennan Circuits Co. Ltd. (A Shares)	10,700	164,018
Shenwan Hongyuan Group Co. Ltd. (A Shares)	549,400	348,523
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	71,501
Shenzhen Energy Group Co. Ltd. (A Shares)	107,820	100,805
Shenzhen Goodix Technology Co. Ltd. (A Shares)	10,600	92,159
Shenzhen Inovance Technology Co. Ltd. (A Shares)	30,650	198,043
Shenzhen Kangtai Biological Products Co. Ltd.	24,060	53,187
Shenzhen Kedali Industry Co. Ltd.	5,400	58,946
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	27,900	993,576
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	145,387
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	93,189
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	28,015	313,763
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	58,489
Shenzhou International Group Holdings Ltd.	326,800	2,775,323
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	38,060	83,398
Sichuan Changhong Electric Co. Ltd. (A Shares)	106,500	66,675
Sichuan Chuantou Energy Co. Ltd. (A Shares)	138,836	360,178
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	348,100	82,930
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	37,000	153,950
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	156,940	136,947
Sichuan Swellfun Co. Ltd. (A Shares)	11,000	57,181
Sieyuan Electric Co. Ltd. (A Shares)	16,900	155,499
Silergy Corp.	129,000	1,791,283
Sinolink Securities Co. Ltd. (A Shares)	92,300	100,869
Sinoma International Engineering Co. Ltd. (A Shares)	60,700	85,756
Sinoma Science & Technology Co. Ltd. (A Shares)	52,600	83,493
Sinomine Resource Group Co. Ltd. (A Shares)	13,916	51,850
Sinopharm Group Co. Ltd. (H Shares)	524,000	1,231,387
Sinotruk Hong Kong Ltd.	264,500	695,710
SITC International Holdings Co. Ltd.	518,000	1,153,638
Smoore International Holdings Ltd. (b)(d)	706,000	825,023
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	68,870
Soochow Securities Co. Ltd. (A Shares)	96,649	85,140
Southwest Securities Co. Ltd. (A Shares)	132,600	72,180
Spring Airlines Co. Ltd. (A Shares)	27,400	205,507
StarPower Semiconductor Ltd. (A Shares)	4,900	61,843
Sungrow Power Supply Co. Ltd. (A Shares)	48,160	459,137
Sunny Optical Technology Group Co. Ltd.	276,500	1,553,639
Sunresin New Materials Co. Ltd. (A Shares)	11,550	63,319
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	86,379
SUPCON Technology Co. Ltd. (A Shares)	18,477	96,637
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	38,200	131,800
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	8,076	116,323
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	11,900	164,875
TAL Education Group ADR (a)	174,112	1,744,602
TBEA Co. Ltd. (A Shares)	116,900	219,236
TCL Technology Group Corp. (A Shares)	439,160	238,444
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	88,500	107,013
Tencent Holdings Ltd.	2,597,800	119,879,260
Tencent Music Entertainment Group ADR	295,846	4,195,096
Thunder Software Technology Co. Ltd. (A Shares)	10,300	64,741
Tian Di Science & Technology Co. Ltd. (A Shares)	94,200	75,806
Tianfeng Securities Co. Ltd. (A Shares) (a)	220,200	77,164
Tianqi Lithium Corp. (A Shares)	32,800	132,931
Tianshan Aluminum Group Co. Ltd.	109,400	104,252
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	75,480
Tingyi (Cayman Islands) Holding Corp.	784,000	956,312
Tongcheng Travel Holdings Ltd.	478,800	834,683
TongFu Microelectronics Co. Ltd. (A Shares)	34,800	109,658
Tongkun Group Co. Ltd. (A Shares)	49,100	95,551
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	331,100	144,460
Tongwei Co. Ltd. (A Shares)	100,200	251,619
Topsports International Holdings Ltd. (b)	691,000	308,670
TravelSky Technology Ltd. (H Shares)	351,000	395,798
Trina Solar Co. Ltd. (A Shares)	48,382	116,871
Trip.com Group Ltd. (a)	216,155	9,228,029
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	307,308
(H Shares)	226,000	1,444,889
Unigroup Guoxin Microelectronics Co. Ltd.	18,479	138,009
Unisplendour Corp. Ltd. (A Shares)	62,220	199,507
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,000	93,776
Vipshop Holdings Ltd. ADR	147,217	2,008,040
Walvax Biotechnology Co. Ltd. (A Shares)	35,200	56,458
Wanda Film Holding Co. Ltd. (A Shares) (a)	49,900	77,064
Wanhua Chemical Group Co. Ltd. (A Shares)	72,500	779,251
Want Want China Holdings Ltd.	1,879,000	1,127,951
Weichai Power Co. Ltd.:
(A Shares)	150,200	287,096
(H Shares)	774,600	1,237,322
Weihai Guangwei Composites Co. Ltd. (A Shares)	25,720	100,497
Wens Foodstuffs Group Co. Ltd. (A Shares)	149,200	412,071
Western Mining Co. Ltd. (A Shares)	57,100	127,491
Western Securities Co. Ltd. (A Shares)	93,900	84,929
Western Superconducting Technologies Co. Ltd. (A Shares)	18,859	100,829
Wharf Holdings Ltd. (d)	424,000	1,164,082
Will Semiconductor Ltd.	28,250	402,909
Wilmar International Ltd.	746,293	1,775,426
Wingtech Technology Co. Ltd. (A Shares)	26,800	110,730
Wintime Energy Group Co. Ltd. (A Shares) (a)(c)	564,400	85,992
Wuchan Zhongda Group Co. Ltd.	193,500	116,854
Wuhan Guide Infrared Co. Ltd. (A Shares)	83,044	72,810
Wuliangye Yibin Co. Ltd. (A Shares)	91,600	1,609,526
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	42,530	197,224
WuXi AppTec Co. Ltd.	51,948	306,086
WuXi AppTec Co. Ltd. (H Shares) (b)	143,000	586,617
Wuxi Biologics (Cayman), Inc. (a)(b)	1,511,500	2,210,805
XCMG Construction Machinery Co. Ltd. (A Shares)	271,800	246,586
Xiamen C&D, Inc. (A Shares)	65,100	71,504
Xiamen Faratronic Co. Ltd. (A Shares)	7,200	86,413
Xiamen Tungsten Co. Ltd. (A Shares)	32,200	75,820
Xiaomi Corp. Class B (a)(b)	6,023,600	12,937,677
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	39,264	110,400
Xinyi Solar Holdings Ltd.	1,883,446	894,371
XPeng, Inc. Class A (a)	486,026	1,964,535
Yadea Group Holdings Ltd. (b)	492,000	662,478
Yankuang Ener-A:
(A Shares)	173,485	360,438
(H Shares) (d)	1,254,500	1,637,802
Yantai Jereh Oilfield Services (A Shares)	24,000	104,680
Yealink Network Technology Corp. Ltd.	27,160	126,663
Yifeng Pharmacy Chain Co. Ltd.	26,062	75,590
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	32,600	123,586
YongXing Special Materials Technology Co. Ltd. (A Shares)	16,230	75,128
Yonyou Network Technology Co. Ltd. (A Shares) (a)	77,030	102,212
Youngor Fashion Co. Ltd. (A Shares)	112,893	111,802
YTO Express Group Co. Ltd. (A Shares)	74,000	146,980
Yum China Holdings, Inc.	154,834	4,682,180
Yunda Holding Co. Ltd. (A Shares)	64,620	66,054
Yunnan Aluminium Co. Ltd. (A Shares)	75,600	126,388
Yunnan Baiyao Group Co. Ltd. (A Shares)	41,480	290,198
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	9,500	63,686
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	102,400	76,590
Yunnan Energy New Material Co. Ltd.	21,000	89,646
Yunnan Tin Co. Ltd. (A Shares)	39,200	76,339
Yunnan Yuntianhua Co. Ltd. (Series A)	41,500	112,606
Yutong Bus Co. Ltd.	51,300	159,306
Zangge Mining Co. Ltd. (Series A)	36,300	115,641
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	13,898	409,543
Zhaojin Mining Industry Co. Ltd. (H Shares) (d)	586,000	1,048,565
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	167,966	76,309
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	133,982
Zhejiang Chint Electric Co. Ltd. (A Shares)	65,200	174,114
Zhejiang Dahua Technology Co. Ltd. (A Shares)	94,000	195,298
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,000	109,242
Zhejiang Expressway Co. Ltd. (H Shares)	638,880	419,495
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	80,432
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	39,510	128,494
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	28,400	117,538
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	158,011
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)(d)	192,700	616,612
Zhejiang Longsheng Group Co. Ltd. (A Shares)	77,500	96,503
Zhejiang NHU Co. Ltd. (A Shares)	65,380	189,264
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	40,500	103,329
Zhejiang Supor Cookware Co. Ltd.	12,100	84,183
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	49,000	97,053
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	94,476
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	50,300	97,677
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	252,300	231,691
Zheshang Securities Co. Ltd.	89,300	143,726
Zhongji Innolight Co. Ltd. (A Shares)	25,900	464,566
Zhongjin Gold Co. Ltd. (A Shares)	107,400	238,906
Zhongsheng Group Holdings Ltd. Class H	319,000	498,945
Zhongtai Securities Co. Ltd. (A Shares)	132,800	111,100
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	29,654	223,563
(H Shares)	166,900	616,301
Zijin Mining Group Co. Ltd.:
(A Shares)	257,300	590,884
(H Shares)	2,416,000	4,904,454
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	197,900	184,476
ZTE Corp.:
(A Shares)	28,500	108,241
(H Shares)	414,280	926,885
ZTO Express, Inc. sponsored ADR	167,891	3,181,534
TOTAL CHINA		751,956,043
Colombia - 0.0%
Bancolombia SA	101,022	910,718
Interconexion Electrica SA ESP	169,665	732,938
TOTAL COLOMBIA		1,643,656
Czech Republic - 0.0%
CEZ A/S	63,372	2,440,384
Komercni Banka A/S	30,184	1,043,482
MONETA Money Bank A/S (b)	117,594	538,703
TOTAL CZECH REPUBLIC		4,022,569
Denmark - 2.3%
A.P. Moller - Maersk A/S:
Series A	969	1,573,919
Series B	1,978	3,272,283
Carlsberg A/S Series B	37,300	4,504,235
Coloplast A/S Series B	49,562	6,443,088
Danske Bank A/S	270,932	8,290,549
Demant A/S (a)	38,914	1,489,877
DSV A/S	67,292	12,335,338
Genmab A/S (a)	26,027	7,351,889
Novo Nordisk A/S Series B	1,281,986	169,854,041
Novonesis (NOVOZYMES) B Series B	146,622	9,334,782
ORSTED A/S (a)(b)	74,403	4,428,313
Pandora A/S	32,278	5,060,260
Rockwool International A/S Series B	3,664	1,619,612
Tryg A/S	136,742	2,994,466
Vestas Wind Systems A/S (a)	397,164	9,828,635
TOTAL DENMARK		248,381,287
Egypt - 0.0%
Commercial International Bank SAE	877,474	1,505,041
Eastern Co. SAE	503,596	231,783
Talaat Moustafa Group Holding	357,078	413,625
TOTAL EGYPT		2,150,449
Finland - 0.6%
Elisa Corp. (A Shares)	55,637	2,590,369
Fortum Corp.	176,324	2,707,830
Kesko Oyj	107,370	1,940,560
Kone OYJ (B Shares)	133,426	6,809,918
Metso Corp.	242,730	2,463,549
Neste OYJ	166,367	3,357,757
Nokia Corp.	2,096,685	8,239,773
Nordea Bank Abp (Helsinki Stock Exchange)	1,238,798	14,496,088
Orion Oyj (B Shares)	42,550	1,955,732
Sampo Oyj (A Shares)	177,263	7,763,881
Stora Enso Oyj (R Shares)	229,689	2,868,624
UPM-Kymmene Corp.	209,884	6,934,797
Wartsila Corp.	197,826	4,079,622
TOTAL FINLAND		66,208,500
France - 5.9%
Accor SA	76,303	2,937,332
Aeroports de Paris SA	13,391	1,760,828
Air Liquide SA	60,830	11,098,954
Air Liquide SA	156,335	28,524,659
Airbus Group NV	233,450	35,327,227
Alstom SA	155,049	3,037,816
Amundi SA (b)	23,621	1,726,837
Arkema SA	23,619	2,136,955
AXA SA	713,038	25,034,648
bioMerieux SA	16,035	1,695,474
BNP Paribas SA	405,657	27,793,086
Bollore SA	280,289	1,747,254
Bouygues SA	73,596	2,543,998
Bureau Veritas SA	124,761	3,915,655
Capgemini SA	61,028	12,115,491
Carrefour SA	223,001	3,326,560
Compagnie de St.-Gobain	179,004	15,355,994
Compagnie Generale des Etablissements Michelin SCA Series B	266,783	10,561,639
Covivio	20,067	1,036,794
Credit Agricole SA	415,304	6,302,433
Danone SA	252,705	16,417,007
Dassault Aviation SA	7,572	1,525,052
Dassault Systemes SA	262,853	9,964,434
Edenred SA	98,245	4,094,601
Eiffage SA	28,850	2,875,630
Engie SA	515,280	8,100,287
Engie SA	202,100	3,177,046
EssilorLuxottica SA	115,829	26,537,852
Eurazeo SA	17,972	1,415,974
Gecina SA	18,046	1,790,927
Getlink SE	119,792	2,135,900
Hermes International SCA	12,438	27,231,655
Ipsen SA	14,937	1,681,219
Kering SA	29,244	8,981,944
Klepierre SA	84,706	2,427,503
L'Oreal SA	64,818	28,030,406
L'Oreal SA	4,395	1,900,608
L'Oreal SA	25,300	10,940,931
La Francaise des Jeux SAEM (b)	40,571	1,576,296
Legrand SA	103,794	11,214,623
LVMH Moet Hennessy Louis Vuitton SE	108,315	76,401,329
Orange SA	731,301	8,115,446
Pernod Ricard SA	80,337	10,781,145
Publicis Groupe SA	89,909	9,386,184
Remy Cointreau SA	8,793	693,818
Remy Cointreau SA rights (a)(e)	8,793	19,032
Renault SA	75,623	3,669,840
Rexel SA	87,246	2,220,805
Safran SA	134,271	29,498,356
Sartorius Stedim Biotech	11,491	2,300,063
SEB SA	9,436	945,131
Societe Generale Series A	284,003	7,366,181
Sodexo SA	2,224	210,726
Sodexo SA	32,572	3,086,229
Teleperformance	21,210	2,736,179
Thales SA	37,197	5,915,686
TotalEnergies SE	843,570	56,912,584
Unibail-Rodamco-Westfield NV	46,419	3,481,422
Veolia Environnement SA	271,147	8,517,734
VINCI SA	196,722	22,449,517
Vivendi SA	282,154	3,014,525
TOTAL FRANCE		627,721,461
Germany - 5.1%
adidas AG	63,659	15,935,403
Allianz SE	153,770	43,311,691
BASF AG	350,874	16,335,701
Bayer AG	386,255	11,491,357
Bayerische Motoren Werke AG (BMW)	125,572	11,646,698
Bechtle AG	31,936	1,412,925
Beiersdorf AG	39,620	5,754,328
Brenntag SE	50,656	3,608,414
Carl Zeiss Meditec AG	15,945	1,093,198
Commerzbank AG	414,533	6,769,802
Continental AG	43,306	2,654,825
Covestro AG (a)(b)	74,366	4,383,083
CTS Eventim AG	24,642	2,173,508
Daimler Truck Holding AG	210,154	8,128,676
Deutsche Bank AG	744,443	11,630,702
Deutsche Borse AG	74,627	15,281,262
Deutsche Lufthansa AG (d)	230,512	1,444,570
Deutsche Telekom AG	1,272,031	33,273,143
DHL Group	389,466	17,372,341
E.ON SE	882,282	12,379,626
Evonik Industries AG	101,099	2,053,161
Fresenius Medical Care AG & Co. KGaA	80,824	3,118,825
Fresenius SE & Co. KGaA (a)	165,985	5,962,161
GEA Group AG	61,503	2,718,377
Hannover Reuck SE	23,687	5,888,418
HeidelbergCement AG	53,664	5,603,352
Henkel AG & Co. KGaA	40,372	3,128,139
Infineon Technologies AG	513,305	17,831,274
Knorr-Bremse AG	28,529	2,294,184
LEG Immobilien AG	28,685	2,510,245
Mercedes-Benz Group AG (Germany)	315,113	20,830,382
Merck KGaA	50,817	9,118,453
MTU Aero Engines AG	21,174	5,997,002
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	53,610	26,433,649
Nemetschek SE	22,767	2,176,907
Puma AG	41,635	2,068,230
Rational AG	1,974	1,729,385
Rheinmetall AG	17,135	9,342,645
RWE AG	248,410	9,272,351
SAP SE	410,199	86,724,403
Scout24 AG (b)	29,419	2,330,594
Siemens AG	298,541	54,661,994
Siemens Energy AG (a)	235,676	6,863,674
Siemens Healthineers AG (b)	110,786	5,950,545
Symrise AG	52,202	6,595,863
Talanx AG	25,392	1,930,505
Volkswagen AG	11,076	1,306,847
Vonovia SE	288,114	8,858,561
Zalando SE (a)(b)	88,330	2,266,561
TOTAL GERMANY		541,647,940
Greece - 0.1%
Alpha Services and Holdings SA	888,826	1,638,170
Eurobank Ergasias Services and Holdings SA	1,030,448	2,361,999
Ff Group (a)(c)	5,453	0
Hellenic Telecommunications Organization SA	71,705	1,177,234
Jumbo SA	44,640	1,196,196
Metlen Energy & Metals SA	42,522	1,678,789
Motor Oil (HELLAS) Corinth Refineries SA	26,523	675,130
National Bank of Greece SA	308,167	2,704,796
OPAP SA	70,532	1,229,729
Piraeus Financial Holdings SA	421,977	1,782,835
Public Power Corp. of Greece	80,283	1,022,651
TOTAL GREECE		15,467,529
Hong Kong - 1.0%
AIA Group Ltd. (d)	4,416,695	29,542,659
CK Asset Holdings Ltd. (d)	763,471	2,921,825
CK Infrastructure Holdings Ltd.	249,636	1,666,296
CLP Holdings Ltd.	648,108	5,562,466
Futu Holdings Ltd. ADR (a)	22,150	1,401,652
Hang Seng Bank Ltd.	301,450	3,698,264
Henderson Land Development Co. Ltd. (d)	571,059	1,604,004
HKT Trust/HKT Ltd. unit	1,502,557	1,819,335
Hong Kong & China Gas Co. Ltd.	4,412,468	3,597,589
Hong Kong Exchanges and Clearing Ltd. (d)	473,902	13,978,708
Hongkong Land Holdings Ltd.	434,667	1,403,974
Jardine Matheson Holdings Ltd.	61,519	2,165,469
Jinmao Property Services Co. Ltd.	316	99
Link (REIT)	1,007,250	4,254,433
MTR Corp. Ltd.	616,818	1,997,414
Orient Overseas International Ltd.	50,000	705,888
Power Assets Holdings Ltd.	548,354	3,495,271
Prudential PLC	1,080,926	9,754,699
Sino Biopharmaceutical Ltd.	4,118,250	1,481,186
Sino Land Ltd. (d)	1,522,952	1,575,027
Sun Hung Kai Properties Ltd.	570,062	4,935,895
Swire Pacific Ltd. (A Shares)	165,504	1,426,713
Swire Properties Ltd.	454,355	718,794
Techtronic Industries Co. Ltd.	541,847	6,942,266
WH Group Ltd. (b)(d)	3,251,446	2,114,126
Wharf Real Estate Investment Co. Ltd.	660,654	1,625,242
TOTAL HONG KONG		110,389,294
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	176,047	1,372,199
OTP Bank PLC	88,049	4,508,821
Richter Gedeon PLC	53,700	1,530,904
TOTAL HUNGARY		7,411,924
India - 5.5%
ABB India Ltd.	20,515	1,934,888
Adani Enterprises Ltd.	67,443	2,552,961
Adani Green Energy Ltd. (a)	124,782	2,752,936
Adani Ports & Special Economic Zone Ltd.	207,902	3,898,172
Adani Power Ltd. (a)	303,614	2,663,265
Ambuja Cements Ltd.	235,398	1,911,657
APL Apollo Tubes Ltd.	63,729	1,130,681
Apollo Hospitals Enterprise Ltd.	39,608	3,129,412
Ashok Leyland Ltd.	583,052	1,790,288
Asian Paints Ltd.	150,938	5,560,408
Astral Ltd.	52,348	1,368,443
AU Small Finance Bank Ltd. (b)	139,151	1,073,700
Aurobindo Pharma Ltd.	104,223	1,785,207
Avenue Supermarts Ltd. (a)(b)	64,002	3,773,068
Axis Bank Ltd.	897,764	12,503,405
Bajaj Auto Ltd.	26,384	3,045,348
Bajaj Finance Ltd.	109,558	8,906,908
Bajaj Finserv Ltd.	150,960	2,977,901
Bajaj Holdings & Investment Ltd.	10,526	1,209,334
Balkrishna Industries Ltd.	29,655	1,177,058
Bandhan Bank Ltd. (b)	315,630	822,100
Bank of Baroda	409,671	1,241,082
Bharat Electronics Ltd.	1,438,061	5,428,295
Bharat Forge Ltd.	100,978	2,090,648
Bharat Heavy Electricals Ltd.	412,391	1,552,725
Bharat Petroleum Corp. Ltd.	598,788	2,503,419
Bharti Airtel Ltd.	891,189	15,875,885
Bosch Ltd.	2,821	1,178,512
Britannia Industries Ltd.	42,669	2,947,846
Canara Bank Ltd.	691,758	947,733
Cg Power & Industrial Soluti	236,707	2,080,747
Cholamandalam Investment and Finance Co. Ltd.	165,524	2,800,519
Cipla Ltd./India	206,795	3,814,187
Coal India Ltd.	606,821	3,784,668
Colgate-Palmolive Ltd.	53,678	2,187,502
Container Corp. of India Ltd.	95,713	1,189,385
Cummins India Ltd.	54,640	2,514,009
Dabur India Ltd.	211,084	1,602,647
Divi's Laboratories Ltd.	47,005	2,763,897
DLF Ltd.	292,991	3,111,427
Dr. Reddy's Laboratories Ltd.	46,011	3,709,607
Eicher Motors Ltd.	53,981	3,199,553
GAIL India Ltd.	906,584	2,609,164
GMR Airports Infrastructure Ltd. (a)	931,578	1,131,875
Godrej Consumer Products Ltd.	161,252	2,774,751
Godrej Properties Ltd. (a)	48,620	1,869,564
Grasim Industries Ltd.	103,652	3,437,516
Havells India Ltd.	98,056	2,166,412
HCL Technologies Ltd.	373,291	7,323,348
HDFC Asset Management Co. Ltd. (b)	37,941	1,864,360
HDFC Bank Ltd.	1,104,388	21,341,722
HDFC Standard Life Insurance Co. Ltd. (b)	375,862	3,211,947
Hero Motocorp Ltd.	47,266	3,098,339
Hindalco Industries Ltd.	530,473	4,242,375
Hindustan Aeronautics Ltd.	78,962	4,642,641
Hindustan Petroleum Corp. Ltd.	326,376	1,529,014
Hindustan Unilever Ltd.	323,212	10,444,542
ICICI Bank Ltd.	2,041,838	29,763,139
ICICI Lombard General Insurance Co. Ltd. (b)	86,952	2,085,117
ICICI Prudential Life Insurance Co. Ltd. (b)	137,280	1,206,663
IDFC Bank Ltd. (a)	1,382,927	1,255,122
Indian Oil Corp. Ltd.	1,112,020	2,412,827
Indian Railway Catering & Tourism Corp. Ltd.	91,914	1,084,214
Indus Towers Ltd. (a)	476,561	2,465,399
IndusInd Bank Ltd.	112,975	1,926,549
Info Edge India Ltd.	27,975	2,347,934
Infosys Ltd.	1,304,625	28,930,142
InterGlobe Aviation Ltd. (a)(b)	68,530	3,660,431
ITC Ltd.	1,178,712	6,973,490
Jindal Stainless Ltd.	126,342	1,117,386
Jindal Steel & Power Ltd.	141,176	1,666,319
Jio Financial Services Ltd.	1,124,518	4,411,965
JSW Energy Ltd.	133,751	1,162,944
JSW Steel Ltd.	241,350	2,675,732
Jubilant Foodworks Ltd.	143,886	1,029,036
Kotak Mahindra Bank Ltd.	429,773	9,279,912
Larsen & Toubro Ltd.	264,687	12,060,282
Ltimindtree Ltd. (b)	34,984	2,364,146
Lupin Ltd.	90,107	2,057,513
Macrotech Developers Ltd. (b)	117,509	1,836,854
Mahindra & Mahindra Ltd.	366,695	12,735,026
Mankind Pharma Ltd. (a)	38,335	928,571
Marico Ltd.	204,352	1,645,256
Maruti Suzuki India Ltd.	55,647	8,716,996
Max Healthcare Institute Ltd.	305,809	3,368,443
Mphasis BFL Ltd.	40,840	1,410,878
MRF Ltd.	906	1,539,246
Muthoot Finance Ltd.	45,838	1,006,295
Nestle India Ltd.	132,737	3,894,149
NHPC Ltd.	1,189,226	1,491,933
NMDC Ltd.	398,963	1,151,272
NTPC Ltd.	1,715,755	8,524,696
Oil & Natural Gas Corp. Ltd.	1,236,684	4,936,231
Page Industries Ltd.	2,341	1,185,398
PB Fintech Ltd. (a)	115,518	2,004,682
Persistent Systems Ltd.	38,908	2,245,552
Petronet LNG Ltd.	297,168	1,307,886
Phoenix Mills Ltd.	38,722	1,663,614
PI Industries Ltd.	29,907	1,582,634
Pidilite Industries Ltd.	60,171	2,289,907
Polycab India Ltd.	20,800	1,703,742
Power Finance Corp. Ltd.	584,453	3,886,683
Power Grid Corp. of India Ltd.	1,828,723	7,605,137
Punjab National Bank	844,874	1,250,745
REC Ltd.	517,978	3,985,622
Reliance Industries Ltd.	1,196,048	43,009,862
Samvardhana Motherson International Ltd.	1,068,566	2,508,701
SBI Cards & Payment Services Ltd.	107,870	936,431
SBI Life Insurance Co. Ltd. (b)	177,533	3,718,368
Shree Cement Ltd.	3,431	1,136,749
Shriram Finance Ltd.	111,028	3,887,939
Siemens Ltd.	35,038	2,984,941
Solar Industries India Ltd.	10,692	1,377,035
Sona Blw Precision Forgings Ltd. (b)	161,138	1,307,248
SRF Ltd.	58,826	1,858,270
State Bank of India	701,654	7,310,869
Sun Pharmaceutical Industries Ltd.	377,420	7,750,318
Sundaram Finance Ltd.	26,333	1,360,291
Supreme Industries Ltd.	25,055	1,602,284
Suzlon Energy Ltd. (a)	3,752,274	3,109,275
Tata Communications Ltd.	43,364	1,031,042
Tata Consultancy Services Ltd.	355,322	18,610,442
Tata Consumer Products Ltd.	225,161	3,197,327
Tata Consumer Products Ltd. rights 8/19/24 (a)	8,660	38,368
Tata Elxsi Ltd.	13,078	1,090,955
Tata Motors Ltd.	637,207	8,802,638
Tata Motors Ltd. Class A	204,585	1,937,659
Tata Power Co. Ltd./The	567,438	3,074,127
Tata Steel Ltd.	2,947,052	5,819,287
Tech Mahindra Ltd.	211,549	3,927,390
The Indian Hotels Co. Ltd.	337,343	2,586,848
Thermax Ltd.	15,985	968,289
Titan Co. Ltd.	139,814	5,775,974
Torrent Pharmaceuticals Ltd.	40,235	1,524,170
Torrent Power Ltd.	64,535	1,438,606
Trent Ltd.	71,300	4,972,311
Tube Investments of India Ltd.	41,946	2,073,333
Tvs Motor Co. Ltd.	93,769	2,834,535
Ultratech Cement Ltd.	45,417	6,448,049
Union Bank of India Ltd.	584,281	940,680
United Spirits Ltd.	113,307	1,912,588
UPL Ltd.	178,822	1,221,758
Varun Beverages Ltd.	179,249	3,376,983
Vedanta Ltd.	537,789	2,895,196
Wipro Ltd.	514,032	3,207,808
Yes Bank Ltd. (a)	5,664,135	1,793,385
Zomato Ltd. (a)	2,600,970	7,127,771
TOTAL INDIA		592,498,813
Indonesia - 0.5%
Amman Mineral Internasional PT	2,573,800	1,871,783
PT Adaro Energy Indonesia Tbk	5,477,800	1,084,780
PT Aneka Tambang Tbk	3,182,300	257,363
PT Astra International Tbk	8,002,800	2,323,076
PT Bank Central Asia Tbk	21,817,900	13,787,142
PT Bank Mandiri (Persero) Tbk	14,700,200	5,797,600
PT Bank Negara Indonesia (Persero) Tbk	5,916,900	1,808,548
PT Bank Rakyat Indonesia (Persero) Tbk	26,841,154	7,723,275
PT Barito Pacific Tbk	10,816,347	725,081
PT Chandra Asri Pacific Tbk	3,063,200	1,817,951
PT Charoen Pokphand Indonesia Tbk	2,851,000	916,142
PT GoTo Gojek Tokopedia Tbk (a)	345,911,412	1,127,510
PT Indah Kiat Pulp & Paper Tbk	936,900	481,126
PT Indofood CBP Sukses Makmur Tbk	921,300	619,016
PT Indofood Sukses Makmur Tbk	1,781,900	671,226
PT Kalbe Farma Tbk	8,208,000	802,627
PT Merdeka Copper Gold Tbk (a)	3,747,395	566,949
PT Sumber Alfaria Trijaya Tbk	7,483,100	1,307,011
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	19,539,100	3,470,231
PT Unilever Indonesia Tbk	2,923,000	438,630
PT United Tractors Tbk	561,800	891,417
TOTAL INDONESIA		48,488,484
Ireland - 0.3%
AerCap Holdings NV	80,511	7,564,008
AIB Group PLC	668,857	3,836,514
Bank of Ireland Group PLC	409,140	4,638,244
Kerry Group PLC Class A	61,269	5,729,044
Kingspan Group PLC (Ireland)	61,270	5,729,137
TOTAL IRELAND		27,496,947
Israel - 0.4%
Azrieli Group	16,656	1,022,605
Bank Hapoalim BM (Reg.)	499,453	4,589,725
Bank Leumi le-Israel BM	598,710	5,169,266
Check Point Software Technologies Ltd. (a)	35,514	6,515,043
Elbit Systems Ltd. (Israel)	10,533	1,882,644
Global-e Online Ltd. (a)	39,290	1,348,433
Icl Group Ltd.	306,096	1,284,981
Israel Discount Bank Ltd. (Class A)	479,877	2,453,715
Mizrahi Tefahot Bank Ltd.	61,091	2,207,446
NICE Ltd. (a)	24,381	4,424,232
NICE Ltd. sponsored ADR (a)	360	65,160
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	440,494	7,677,810
Wix.com Ltd. (a)	20,828	3,247,606
TOTAL ISRAEL		41,888,666
Italy - 1.6%
Amplifon SpA	49,101	1,562,303
Banco BPM SpA	506,927	3,511,179
Coca-Cola HBC AG	86,232	3,148,298
Davide Campari Milano NV	243,494	2,197,768
DiaSorin SpA	8,540	933,484
Enel SpA	3,193,587	22,799,582
Eni SpA	837,832	13,405,145
Ferrari NV (Italy)	49,522	20,387,608
FinecoBank SpA	240,677	4,089,421
Generali	399,377	10,343,162
Infrastrutture Wireless Italiane SpA (b)	132,877	1,478,327
Intesa Sanpaolo SpA	5,745,295	23,330,689
Leonardo SpA	159,501	3,799,365
Mediobanca SpA	200,466	3,253,230
Moncler SpA	86,442	5,152,836
Nexi SpA (a)(b)	232,959	1,431,032
Poste Italiane SpA (b)	179,031	2,424,860
Prysmian SpA	103,442	7,113,310
Recordati SpA	41,358	2,253,651
Snam SpA	790,028	3,775,248
Telecom Italia SpA (a)	2,059,098	505,192
Telecom Italia SpA (Risparmio Shares) (a)	1,667,908	451,454
Terna - Rete Elettrica Nazionale	552,947	4,601,903
UniCredit SpA	594,715	24,427,743
TOTAL ITALY		166,376,790
Japan - 14.6%
Advantest Corp.	301,248	13,333,653
AEON Co. Ltd.	256,942	5,862,542
AGC, Inc.	76,973	2,754,846
Aisin Seiki Co. Ltd.	69,462	2,387,966
Ajinomoto Co., Inc.	184,561	7,601,195
Ana Holdings, Inc.	62,656	1,198,467
Asahi Group Holdings	189,349	6,970,543
Asahi Kasei Corp.	494,430	3,565,465
Asics Corp.	268,539	4,436,661
Astellas Pharma, Inc.	711,330	8,249,976
Bandai Namco Holdings, Inc.	235,694	5,008,678
Bridgestone Corp.	224,220	9,142,266
Brother Industries Ltd.	90,221	1,874,824
Canon, Inc.	392,883	12,297,906
Capcom Co. Ltd.	136,248	2,912,227
Central Japan Railway Co.	302,810	7,139,336
Chiba Bank Ltd.	206,232	1,931,873
Chubu Electric Power Co., Inc.	253,344	3,194,293
Chugai Pharmaceutical Co. Ltd.	263,860	11,515,512
Concordia Financial Group Ltd.	414,015	2,609,336
Dai Nippon Printing Co. Ltd.	81,538	2,682,454
Dai-ichi Mutual Life Insurance Co.	355,565	10,841,288
Daifuku Co. Ltd.	119,603	2,188,390
Daiichi Sankyo Co. Ltd.	726,773	29,599,787
Daikin Industries Ltd.	103,646	15,029,363
Daito Trust Construction Co. Ltd.	22,965	2,780,083
Daiwa House Industry Co. Ltd.	219,959	6,228,883
Daiwa Securities Group, Inc.	525,044	4,334,816
DENSO Corp.	742,800	12,181,187
Dentsu Group, Inc.	80,014	2,115,828
Disco Corp.	36,187	12,100,819
East Japan Railway Co.	356,485	6,792,254
Eisai Co. Ltd.	99,348	3,788,731
ENEOS Holdings, Inc.	1,132,905	5,935,902
FANUC Corp.	374,350	11,098,270
Fast Retailing Co. Ltd.	68,774	18,957,478
Fuji Electric Co. Ltd.	50,025	2,813,751
FUJIFILM Holdings Corp.	439,559	10,450,926
Fujitsu Ltd.	691,540	12,558,487
Hamamatsu Photonics K.K.	55,642	1,615,347
Hankyu Hanshin Holdings, Inc.	89,621	2,575,471
Hikari Tsushin, Inc.	7,222	1,359,985
Hitachi Construction Machinery Co. Ltd.	41,209	1,026,398
Hitachi Ltd.	1,821,280	39,351,819
Honda Motor Co. Ltd.	1,763,127	18,838,266
Hoshizaki Corp.	41,700	1,321,384
Hoya Corp.	137,870	17,275,223
Hulic Co. Ltd.	151,094	1,484,162
Ibiden Co. Ltd.	44,505	1,735,875
Idemitsu Kosan Co. Ltd.	352,725	2,323,160
INPEX Corp.	371,206	5,731,976
Isuzu Motors Ltd.	229,345	3,102,379
Itochu Corp.	466,922	23,945,375
Japan Airlines Co. Ltd.	57,640	933,934
Japan Exchange Group, Inc.	195,108	4,580,828
Japan Post Bank Co. Ltd.	567,990	5,973,554
Japan Post Holdings Co. Ltd.	817,630	8,659,084
Japan Post Insurance Co. Ltd.	74,416	1,556,325
Japan Real Estate Investment Corp.	504	1,749,474
Japan Tobacco, Inc.	471,281	13,867,529
JFE Holdings, Inc.	226,242	3,314,076
Kajima Corp.	166,144	3,210,487
Kansai Electric Power Co., Inc.	276,894	4,739,261
Kao Corp.	183,105	8,018,110
Kawasaki Kisen Kaisha Ltd.	150,700	2,315,530
KDDI Corp.	587,487	17,677,492
Keisei Electric Railway Co.	50,730	1,517,288
Keyence Corp.	76,420	33,415,439
Kikkoman Corp.	266,865	3,339,536
Kintetsu Group Holdings Co. Ltd.	71,470	1,663,125
Kirin Holdings Co. Ltd.	305,608	4,320,557
Kobe Bussan Co. Ltd.	59,321	1,567,321
Koito Manufacturing Co. Ltd.	79,004	1,184,229
Komatsu Ltd.	363,363	10,329,529
Konami Group Corp.	39,492	2,971,363
Kubota Corp.	392,725	5,646,175
Kyocera Corp.	504,568	6,355,017
Kyowa Kirin Co., Ltd.	104,163	2,197,069
Lasertec Corp.	30,874	5,478,075
LY Corp.	1,048,496	2,623,248
M3, Inc.	174,334	1,627,802
Makita Corp.	88,120	2,904,686
Marubeni Corp.	559,929	10,537,740
MatsukiyoCocokara & Co.	135,100	2,209,957
Mazda Motor Corp.	224,272	1,934,439
McDonald's Holdings Co. (Japan) Ltd. (d)	34,268	1,420,542
Meiji Holdings Co. Ltd.	91,726	2,316,482
Minebea Mitsumi, Inc.	142,760	3,433,996
Mitsubishi Chemical Group Corp.	534,062	3,154,301
Mitsubishi Corp.	1,313,342	27,123,209
Mitsubishi Electric Corp.	759,396	12,652,888
Mitsubishi Estate Co. Ltd.	442,367	7,539,677
Mitsubishi HC Capital, Inc.	316,299	2,302,487
Mitsubishi Heavy Industries Ltd.	1,259,510	15,096,593
Mitsubishi UFJ Financial Group, Inc.	4,361,957	50,382,142
Mitsui & Co. Ltd.	1,010,908	23,456,996
Mitsui Chemicals, Inc.	67,543	1,952,804
Mitsui Fudosan Co. Ltd.	1,049,218	10,869,752
Mitsui OSK Lines Ltd.	136,100	4,322,967
Mizuho Financial Group, Inc.	947,414	21,658,021
MonotaRO Co. Ltd.	98,850	1,397,373
MS&AD Insurance Group Holdings, Inc.	505,511	11,917,193
Murata Manufacturing Co. Ltd.	677,198	15,066,288
NEC Corp.	96,556	8,357,373
Nexon Co. Ltd.	132,079	2,844,812
Nidec Corp.	164,141	7,220,678
Nintendo Co. Ltd.	408,210	22,557,034
Nippon Building Fund, Inc.	602	2,326,745
Nippon Express Holdings, Inc.	28,473	1,408,869
Nippon Paint Holdings Co. Ltd.	373,410	2,387,451
Nippon Prologis REIT, Inc.	894	1,474,633
Nippon Sanso Holdings Corp.	67,047	2,224,382
Nippon Steel Corp.	335,824	7,291,545
Nippon Telegraph & Telephone Corp.	11,731,125	12,502,016
Nippon Yusen KK (d)	181,153	5,837,457
Nissan Chemical Corp.	49,122	1,584,968
Nissan Motor Co. Ltd.	922,171	2,927,088
Nissin Food Holdings Co. Ltd.	77,689	2,319,702
Nitori Holdings Co. Ltd.	31,580	3,862,091
Nitto Denko Corp.	56,455	4,902,187
Nomura Holdings, Inc.	1,181,906	7,287,173
Nomura Real Estate Holdings, Inc.	43,414	1,229,056
Nomura Real Estate Master Fund, Inc.	1,566	1,543,995
Nomura Research Institute Ltd.	148,324	4,623,832
NTT Data Corp.	248,315	3,867,361
Obayashi Corp.	255,143	3,349,857
OBIC Co. Ltd.	25,169	3,830,668
Olympus Corp.	453,948	7,837,001
OMRON Corp.	69,084	2,562,593
Ono Pharmaceutical Co. Ltd.	147,665	2,178,403
Oracle Corp. Japan	15,138	1,235,858
Oriental Land Co. Ltd.	428,685	12,273,049
ORIX Corp.	453,296	10,965,072
Osaka Gas Co. Ltd.	144,975	3,281,387
Otsuka Corp.	88,708	1,972,473
Otsuka Holdings Co. Ltd.	164,485	8,383,522
Pan Pacific International Holdings Ltd.	149,708	3,938,448
Panasonic Holdings Corp.	915,880	7,502,143
Rakuten Group, Inc. (a)	590,350	3,463,394
Recruit Holdings Co. Ltd.	583,336	33,450,406
Renesas Electronics Corp.	588,267	10,132,236
Resona Holdings, Inc.	829,043	5,945,018
Ricoh Co. Ltd.	216,262	2,013,251
ROHM Co. Ltd.	130,448	1,784,239
SBI Holdings, Inc. Japan	107,164	2,820,651
Screen Holdings Co. Ltd.	32,100	2,720,147
SCSK Corp.	59,756	1,178,127
Secom Co. Ltd.	82,406	5,261,850
Seiko Epson Corp.	113,562	1,965,806
Sekisui Chemical Co. Ltd.	149,652	2,271,178
Sekisui House Ltd.	234,508	5,875,914
Seven & i Holdings Co. Ltd.	878,820	10,523,657
SG Holdings Co. Ltd.	126,916	1,290,721
Shimadzu Corp.	93,421	2,780,086
SHIMANO, Inc.	30,074	5,366,163
Shin-Etsu Chemical Co. Ltd.	707,845	31,450,040
Shionogi & Co. Ltd.	99,160	4,361,958
Shiseido Co. Ltd.	157,594	4,925,039
Shizuoka Financial Group	172,412	1,722,102
SMC Corp.	22,457	10,926,803
SoftBank Corp.	1,119,329	14,601,377
SoftBank Group Corp.	404,242	24,704,210
Sompo Holdings, Inc.	350,437	7,990,636
Sony Group Corp.	490,442	43,560,392
Subaru Corp.	237,305	4,562,544
Sumco Corp.	138,664	2,279,690
Sumitomo Corp.	408,561	10,151,736
Sumitomo Electric Industries Ltd.	281,532	4,258,756
Sumitomo Metal Mining Co. Ltd.	97,228	2,964,880
Sumitomo Mitsui Financial Group, Inc.	491,585	35,498,792
Sumitomo Mitsui Trust Holdings, Inc.	257,554	6,510,153
Sumitomo Realty & Development Co. Ltd.	112,308	3,712,088
Suntory Beverage & Food Ltd.	54,637	1,977,516
Suzuki Motor Corp.	618,156	7,103,963
Sysmex Corp.	198,295	3,246,341
T&D Holdings, Inc.	192,627	3,610,937
Taisei Corp.	65,387	2,777,074
Takeda Pharmaceutical Co. Ltd.	621,346	17,443,847
TDK Corp.	152,784	10,658,567
Terumo Corp.	527,470	9,456,674
TIS, Inc.	83,620	1,802,961
Toho Co. Ltd.	43,713	1,569,832
Tokio Marine Holdings, Inc.	738,163	28,960,454
Tokyo Electric Power Co., Inc. (a)	600,866	3,009,594
Tokyo Electron Ltd.	185,344	38,782,768
Tokyo Gas Co. Ltd.	141,662	3,103,761
Tokyu Corp.	194,081	2,351,366
Toppan Holdings, Inc.	90,358	2,555,880
Toray Industries, Inc.	541,053	2,812,965
Toto Ltd.	55,939	1,540,292
Toyota Industries Corp.	57,542	4,928,166
Toyota Motor Corp.	4,165,965	80,031,350
Toyota Tsusho Corp.	250,533	5,008,911
Trend Micro, Inc.	52,730	2,527,480
Unicharm Corp.	158,697	5,316,448
West Japan Railway Co.	171,218	3,370,776
Yakult Honsha Co. Ltd.	101,054	2,081,724
Yamaha Motor Co. Ltd.	351,434	3,272,548
Yamato Holdings Co. Ltd.	99,102	1,203,602
Yaskawa Electric Corp.	94,535	3,290,179
Yokogawa Electric Corp.	90,023	2,278,685
Zensho Holdings Co. Ltd.	38,000	1,549,121
ZOZO, Inc.	52,307	1,531,284
TOTAL JAPAN		1,554,705,100
Jordan - 0.0%
Hikma Pharmaceuticals PLC	65,894	1,612,879
Korea (South) - 3.2%
Alteogen, Inc. (a)	15,648	3,598,449
AMOREPACIFIC Corp.	11,343	1,504,627
Celltrion Pharm, Inc.	7,169	525,458
Celltrion, Inc.	60,167	8,982,509
CJ CheilJedang Corp.	3,156	890,497
Cosmo AM&T Co. Ltd. (a)	9,291	880,406
Coway Co. Ltd.	21,717	987,720
Db Insurance Co. Ltd.	18,232	1,470,763
Delivery Hero AG (a)(b)	75,606	1,682,097
Doosan Bobcat, Inc.	22,056	663,392
Doosan Heavy Industries & Construction Co. Ltd. (a)	177,135	2,435,010
Ecopro BM Co. Ltd. (a)(d)	19,306	2,535,534
Ecopro Co. Ltd. (a)(d)	39,388	2,654,066
Ecopro Materials Co. Ltd.	5,250	310,449
Enchem Co. Ltd. (a)	4,314	549,568
GS Holdings Corp.	17,737	633,191
Hana Financial Group, Inc.	115,085	5,435,869
Hanjin Kal Corp.	10,346	520,401
Hankook Tire Co. Ltd.	29,117	949,105
Hanmi Pharm Co. Ltd.	2,670	563,320
Hanmi Semiconductor Co. Ltd.	16,924	1,620,999
Hanwha Aerospace Co. Ltd.	13,970	2,937,209
Hanwha Ocean Co. Ltd. (a)	35,244	786,036
Hanwha Solutions Corp.	42,924	775,571
HD Hyundai Co. Ltd.	16,542	1,013,202
HD Hyundai Electric Co. Ltd.	8,530	1,930,442
HD Hyundai Heavy Industries Co. Ltd. (a)	8,506	1,310,249
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	16,613	2,510,524
HLB, Inc.	46,310	2,731,695
HMM Co. Ltd.	96,065	1,276,388
HYBE Co. Ltd.	7,999	1,027,766
Hyundai Engineering & Construction Co. Ltd.	31,839	777,502
Hyundai Glovis Co. Ltd.	14,910	1,322,513
Hyundai Mobis	24,001	3,863,527
Hyundai Motor Co. Ltd.	54,005	9,817,012
Hyundai Steel Co.	32,842	662,935
Industrial Bank of Korea	106,137	1,084,778
Kakao Corp.	123,039	3,521,072
KakaoBank Corp.	63,847	997,471
KB Financial Group, Inc.	150,736	9,794,006
Kia Corp.	102,813	8,413,945
Korea Aerospace Industries Ltd.	28,069	1,168,013
Korea Electric Power Corp. (a)	101,642	1,474,307
Korea Investment Holdings Co. Ltd.	16,436	878,321
Korea Zinc Co. Ltd.	3,196	1,129,271
Korean Air Lines Co. Ltd.	74,630	1,157,760
KRAFTON, Inc. (a)	11,459	2,459,462
KT Corp.	13,081	382,873
KT&G Corp.	41,651	2,836,959
Kum Yang Co. Ltd. (a)	14,475	713,294
Kumho Petro Chemical Co. Ltd.	6,351	643,079
L&F Co. Ltd. (a)	9,747	809,054
LG Chemical Ltd.	19,376	4,321,369
LG Corp.	36,610	2,317,207
LG Display Co. Ltd. (a)	118,586	978,402
LG Electronics, Inc.	41,974	3,186,836
LG Energy Solution (a)	18,487	4,372,778
LG H & H Co. Ltd.	3,297	847,242
LG Innotek Co. Ltd.	5,446	1,017,803
LG Uplus Corp.	81,066	593,589
Lotte Chemical Corp.	7,127	527,583
Meritz Financial Holdings Co.	37,735	2,325,053
Mirae Asset Securities Co. Ltd.	90,091	509,717
NAVER Corp.	51,223	6,506,692
NCSOFT Corp.	5,462	699,004
Netmarble Corp. (a)(b)	9,842	454,813
NH Investment & Securities Co. Ltd.	56,006	568,323
Orion Corp./Republic of Korea	9,060	579,400
POSCO	28,356	7,370,132
POSCO Chemtech Co. Ltd.	12,272	1,894,836
POSCO ICT Co. Ltd.	20,375	429,874
Posco International Corp.	20,125	778,678
S-Oil Corp.	18,258	905,043
Samsung Biologics Co. Ltd. (a)(b)	7,009	4,799,598
Samsung C&T Corp.	32,910	3,731,173
Samsung E&A Co. Ltd. (a)	62,612	1,304,998
Samsung Electro-Mechanics Co. Ltd.	22,223	2,589,295
Samsung Electronics Co. Ltd.	1,877,747	115,012,501
Samsung Fire & Marine Insurance Co. Ltd.	12,130	3,298,626
Samsung Heavy Industries Co. Ltd. (a)	258,042	2,205,938
Samsung Life Insurance Co. Ltd.	31,557	2,223,151
Samsung SDI Co. Ltd.	21,672	5,054,938
Samsung SDS Co. Ltd.	16,899	1,820,931
Shinhan Financial Group Co. Ltd.	170,401	7,532,476
SK Biopharmaceuticals Co. Ltd. (a)	11,950	747,644
SK Bioscience Co. Ltd. (a)(d)	9,938	402,660
SK Hynix, Inc.	214,646	30,493,807
SK IE Technology Co. Ltd. (a)(b)	10,642	289,786
SK Innovation Co., Ltd. (a)	24,635	1,873,986
SK Square Co. Ltd. (a)	38,321	2,411,516
SK Telecom Co. Ltd.	20,543	816,996
SK, Inc.	14,229	1,557,120
SKC Co. Ltd. (a)	7,272	723,595
Woori Financial Group, Inc.	235,594	2,707,166
Yuhan Corp.	22,391	1,543,091
TOTAL KOREA (SOUTH)		343,925,032
Kuwait - 0.2%
Boubyan Bank KSC	580,472	1,125,027
Gulf Bank	783,368	797,602
Kuwait Finance House KSCP	4,036,724	9,739,943
Mabanee Co. SAKC	262,737	721,677
Mobile Telecommunication Co.	771,763	1,149,622
National Bank of Kuwait	3,111,840	9,219,889
TOTAL KUWAIT		22,753,760
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	183,320	4,154,456
Eurofins Scientific SA	53,155	3,154,781
Reinet Investments SCA	54,237	1,460,416
TOTAL LUXEMBOURG		8,769,653
Macau - 0.1%
Galaxy Entertainment Group Ltd.	863,136	3,629,152
Sands China Ltd. (a)(d)	938,787	1,761,536
TOTAL MACAU		5,390,688
Malaysia - 0.4%
AMMB Holdings Bhd	956,200	938,614
Axiata Group Bhd	1,030,034	538,052
CelcomDigi Bhd	1,419,700	1,174,200
CIMB Group Holdings Bhd	2,747,211	4,442,655
Gamuda Bhd	771,454	1,319,758
Genting Bhd	811,400	835,330
Genting Malaysia Bhd	1,138,900	644,497
Hong Leong Bank Bhd	243,800	1,023,063
IHH Healthcare Bhd	885,400	1,214,065
Inari Amertron Bhd	1,128,700	928,607
IOI Corp. Bhd	1,004,900	835,503
IOI Properties Group Bhd	30	14
Kuala Lumpur Kepong Bhd	186,712	856,652
Malayan Banking Bhd	2,139,807	4,759,784
Malaysia Airports Holdings Bhd	361,716	806,175
Maxis Bhd	966,400	742,495
MISC Bhd	529,700	1,013,399
MR DIY Group M Sdn Bhd (b)	1,263,950	577,711
Nestle (Malaysia) Bhd	27,200	642,925
Petronas Chemicals Group Bhd	1,101,200	1,390,132
Petronas Dagangan Bhd	123,700	477,623
Petronas Gas Bhd	314,000	1,243,835
PPB Group Bhd	244,380	788,271
Press Metal Aluminium Holdings	1,468,000	1,712,587
Public Bank Bhd	5,750,200	5,268,983
QL Resources Bhd	413,350	600,975
RHB Bank Bhd	548,263	681,376
SD Guthrie Bhd	792,640	771,161
Sime Darby Bhd	1,112,685	629,662
Sime Darby Property Bhd	10	3
SP Setia Bhd	13	5
Telekom Malaysia Bhd	453,197	687,514
Tenaga Nasional Bhd	1,032,000	3,162,599
YTL Corp. Bhd	1,266,200	939,763
YTL Power International Bhd	938,000	951,372
TOTAL MALAYSIA		42,599,360
Mexico - 0.6%
Alfa SA de CV Series A	1,245,900	716,204
America Movil S.A.B. de CV Series L	7,325,400	6,117,934
Arca Continental S.A.B. de CV	205,400	2,021,257
Banco del Bajio SA (b)	297,000	885,054
CEMEX S.A.B. de CV unit	5,814,994	3,757,851
Coca-Cola FEMSA S.A.B. de CV unit	203,075	1,842,728
Fibra Uno Administracion SA de CV	1,123,900	1,428,477
Fomento Economico Mexicano S.A.B. de CV unit	760,800	8,401,427
Gruma S.A.B. de CV Series B	72,070	1,347,401
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	149,735	2,388,961
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	71,315	2,150,436
Grupo Aeroportuario Norte S.A.B. de CV	109,300	938,299
Grupo Bimbo S.A.B. de CV Series A	523,300	1,830,469
Grupo Carso SA de CV Series A1	223,300	1,435,851
Grupo Financiero Banorte S.A.B. de CV	1,021,100	7,651,536
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	724,900	1,765,268
Grupo Mexico SA de CV Series B	1,225,124	6,904,515
Industrias Penoles SA de CV (a)	77,110	1,126,499
Kimberly-Clark de Mexico SA de CV Series A	583,600	1,038,082
Operadora de Sites Mexicanos, SA de CV	488,100	423,364
Orbia Advance Corp. S.A.B. de CV	376,937	483,740
Prologis Property Mexico SA	301,194	1,005,543
Promotora y Operadora de Infraestructura S.A.B. de CV	76,455	718,056
Southern Copper Corp.	33,830	3,606,616
Wal-Mart de Mexico SA de CV Series V	2,065,100	6,867,779
TOTAL MEXICO		66,853,347
Netherlands - 2.9%
ABN AMRO Bank NV GDR (Bearer) (b)	168,619	2,940,793
Adyen BV (a)(b)	8,541	10,447,687
AEGON NV	534,458	3,458,614
Akzo Nobel NV	67,264	4,159,085
Argenx SE (a)	23,359	11,943,138
ASM International NV (Netherlands)	18,464	12,661,016
ASML Holding NV (Netherlands)	156,984	144,496,492
ASR Nederland NV	62,247	3,123,799
BE Semiconductor Industries NV	30,323	3,910,154
Euronext NV (b)	31,601	3,197,717
EXOR NV	38,985	3,991,317
Heineken Holding NV	50,897	3,751,171
Heineken NV (Bearer)	113,133	10,042,380
IMCD NV	22,461	3,233,020
ING Groep NV (Certificaten Van Aandelen)	1,297,588	23,552,454
JDE Peet's BV	46,189	1,013,758
Koninklijke Ahold Delhaize NV	370,352	11,930,966
Koninklijke KPN NV	1,549,007	6,103,375
Koninklijke Philips Electronics NV	315,939	8,874,628
NN Group NV	109,090	5,471,023
OCI NV	40,486	974,905
Randstad NV	42,793	2,082,220
Universal Music Group NV	323,290	7,702,220
Wolters Kluwer NV	97,470	16,361,019
TOTAL NETHERLANDS		305,422,951
New Zealand - 0.2%
Auckland International Airport Ltd.	526,428	2,343,511
Fisher & Paykel Healthcare Corp.	232,239	4,471,321
Mercury Nz Ltd.	268,669	1,100,101
Meridian Energy Ltd.	502,653	1,944,501
Spark New Zealand Ltd.	721,067	1,853,131
Xero Ltd. (a)	56,904	5,142,005
TOTAL NEW ZEALAND		16,854,570
Norway - 0.3%
Aker BP ASA	124,428	3,021,005
DNB Bank ASA	332,583	6,873,817
Equinor ASA	353,758	9,367,581
Gjensidige Forsikring ASA	78,410	1,326,644
Kongsberg Gruppen ASA	34,673	3,482,999
Mowi ASA	183,212	3,093,107
Norsk Hydro ASA	522,497	2,898,216
Orkla ASA	276,082	2,330,500
Salmar ASA	26,071	1,500,613
Telenor ASA	244,312	2,910,982
TOTAL NORWAY		36,805,464
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	64,127	993,969
Credicorp Ltd. (United States)	26,639	4,545,679
TOTAL PERU		5,539,648
Philippines - 0.2%
Altus Property Ventures, Inc. (a)	7	1
Ayala Corp.	97,930	984,588
Ayala Land, Inc.	2,611,500	1,320,635
Bank of the Philippine Islands (BPI)	712,417	1,481,378
BDO Unibank, Inc.	923,471	2,168,776
DMCI Holdings, Inc.	4	1
International Container Terminal Services, Inc.	400,690	2,445,284
JG Summit Holdings, Inc.	993,336	473,382
Jollibee Food Corp.	179,360	707,171
Manila Electric Co.	112,720	753,592
Metropolitan Bank & Trust Co.	713,141	839,852
PLDT, Inc.	30,330	787,691
SM Investments Corp.	87,673	1,364,654
SM Prime Holdings, Inc.	3,994,100	1,971,888
Universal Robina Corp.	347,820	709,533
TOTAL PHILIPPINES		16,008,426
Poland - 0.3%
Allegro.eu SA (a)(b)	229,290	2,105,648
Bank Polska Kasa Opieki SA	72,427	2,930,921
Budimex SA	4,948	795,809
CD Projekt SA (d)	25,049	1,005,132
Dino Polska SA (a)(b)	19,333	1,716,885
InPost SA (a)	77,092	1,333,256
KGHM Polska Miedz SA (Bearer)	55,194	1,895,175
LPP SA	439	1,682,370
mBank SA (a)	5,757	904,864
Orlen SA	228,055	3,720,846
PGE Polska Grupa Energetyczna SA (a)	345,064	635,509
Powszechna Kasa Oszczednosci Bank SA	344,242	5,120,596
Powszechny Zaklad Ubezpieczen SA	238,046	2,913,942
Santander Bank Polska SA	14,090	1,855,584
TOTAL POLAND		28,616,537
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)	82,039	1
Energias de Portugal SA	1,235,818	5,082,363
Galp Energia SGPS SA	182,641	3,845,538
Jeronimo Martins SGPS SA	111,597	1,950,530
TOTAL PORTUGAL		10,878,432
Qatar - 0.2%
Barwa Real Estate Co.	865,920	660,915
Dukhan Bank	694,831	714,869
Industries Qatar QSC	595,716	2,141,698
Masraf al Rayan	2,406,157	1,539,782
Mesaieed Petrochemical Holding Co.	2,232,961	1,026,021
Ooredoo QSC	322,109	924,482
Qatar Electricity & Water Co.	169,428	715,683
Qatar Fuel Co.	237,843	962,869
Qatar Gas Transport Co. Ltd. (Nakilat)	1,062,406	1,313,053
Qatar International Islamic Bank QSC	375,251	1,074,943
Qatar Islamic Bank	699,028	3,782,162
Qatar National Bank SAQ	1,815,876	7,625,582
The Commercial Bank of Qatar	1,239,706	1,422,887
TOTAL QATAR		23,904,946
Romania - 0.0%
NEPI Rockcastle PLC	221,575	1,675,515
Russia - 0.0%
Alrosa Co. Ltd. (a)(c)	846,411	154,144
Gazprom OAO (a)(c)	3,422,762	392,067
Gazprom OAO sponsored ADR (Reg. S) (a)(c)	266,976	74,753
Inter Rao Ues JSC (a)(c)	12,405,200	74,868
LUKOIL PJSC (a)(c)	135,807	46,015
LUKOIL PJSC sponsored ADR (a)(c)	625	10,563
MMC Norilsk Nickel PJSC (a)(c)	1,810,200	131,787
MMC Norilsk Nickel PJSC sponsored ADR (a)(c)	27,948	67,075
Moscow Exchange MICEX-RTS OAO (a)(c)	524,685	110,408
Novatek PJSC GDR (Reg. S) (a)(c)	30,578	1,566,083
Novolipetsk Steel OJSC (a)(c)	477,930	5,023
Ozon Holdings PLC ADR (a)(c)	15,142	34,726
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	46,691	958
sponsored GDR (Reg. S) (a)(c)	300	6
Polyus PJSC (a)(c)	11,075	28,510
Rosneft Oil Co. OJSC (a)(c)	322,313	59,006
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(c)	56,929	13,461
Sberbank of Russia (a)(c)	3,621,326	24,373
Severstal PAO (a)(c)	60,348	1,475
Severstal PAO GDR (Reg. S) (a)(c)	9,813	232
Surgutneftegas OJSC (a)(c)	1,105,600	14,809
Surgutneftegas OJSC sponsored ADR (a)(c)	71,885	13,275
Tatneft PAO (a)(c)	446,514	60,795
TKS Holding MKPAO JSC (a)(c)	1,424	1,985
United Co. RUSAL International PJSC (a)(c)	1,020,580	134,643
VK Co. Ltd. (a)(c)	25,459	8,280
VK Co. Ltd. GDR (Reg. S) (a)(c)	12,889	0
VTB Bank OJSC (a)(c)	232,170	48,482
Yandex NV Class A (a)(c)	102,848	420,340
TOTAL RUSSIA		3,498,142
Saudi Arabia - 1.1%
ACWA Power Co.	57,617	6,065,917
Ades Holding Co.	134,453	731,054
Advanced Petrochemicals Co. (a)	52,587	560,644
Al Rajhi Bank	770,471	17,578,378
Alinma Bank	483,325	4,173,813
Almarai Co. Ltd.	99,384	1,599,934
Arab National Bank	350,230	2,001,368
Arabian Internet and Communications Services Co. Ltd.	9,555	748,223
Bank Al-Jazira	199,387	914,059
Bank Albilad	238,678	2,341,041
Banque Saudi Fransi	230,384	2,271,971
Bupa Arabia for Cooperative Insurance Co.	31,922	1,960,294
Dallah Healthcare Co.	12,723	561,563
Dar Al Arkan Real Estate Development Co. (a)	200,591	723,900
Dr Sulaiman Al Habib Medical Services Group Co.	34,584	2,654,706
Elm Co.	9,482	2,309,909
Etihad Etisalat Co.	149,156	2,067,249
Jarir Marketing Co.	230,596	797,765
Mobile Telecommunications Co. Saudi Arabia	165,740	480,623
Mouwasat Medical Services Co.	37,748	1,213,361
Nahdi Medical Co.	14,612	517,198
Power & Water Utility Co. for Jubail & Yanbu	28,481	466,852
Riyad Bank	579,420	4,239,207
Sabic Agriculture-Nutrients Co.	92,205	2,890,084
Sahara International Petrochemical Co.	142,238	1,082,357
SAL Saudi Logistics Services	9,181	768,366
Saudi Arabian Mining Co. (a)	509,043	5,840,854
Saudi Arabian Oil Co. (b)	1,425,195	10,484,123
Saudi Aramco Base Oil Co. - Luberef	19,014	658,818
Saudi Awwal Bank	397,026	4,164,016
Saudi Basic Industries Corp.	354,212	7,439,406
Saudi Electricity Co.	329,089	1,498,132
Saudi Industrial Investment Group	148,812	809,127
Saudi Investment Bank/The	231,095	787,173
Saudi Kayan Petrochemical Co. (a)	291,174	632,498
Saudi Research & Marketing Group (a)	13,902	966,348
Saudi Tadawul Group Holding Co.	19,060	1,176,549
Saudi Telecom Co.	787,492	8,080,824
The Co. for Cooperative Insurance	29,190	1,120,328
The Saudi National Bank	1,156,207	11,710,298
The Savola Group (a)	101,838	1,239,080
Yanbu National Petrochemical Co.	110,373	1,189,954
TOTAL SAUDI ARABIA		119,517,364
Singapore - 0.9%
CapitaLand Ascendas REIT	1,451,154	2,952,898
CapitaLand Integrated Commercial Trust	2,095,948	3,261,444
CapitaLand Investment Ltd.	1,032,471	2,085,488
DBS Group Holdings Ltd.	782,440	21,418,029
Genting Singapore Ltd.	2,354,513	1,497,222
Grab Holdings Ltd. (a)	827,737	2,731,532
Keppel Ltd.	575,720	2,859,864
Oversea-Chinese Banking Corp. Ltd.	1,329,451	14,769,468
Sea Ltd. ADR Class A (a)	143,987	9,459,946
Sembcorp Industries Ltd.	356,800	1,273,237
Singapore Airlines Ltd.	585,768	3,054,390
Singapore Exchange Ltd.	340,017	2,505,549
Singapore Technologies Engineering Ltd.	618,524	2,045,243
Singapore Telecommunications Ltd.	3,247,269	7,482,299
STMicroelectronics NV (France)	266,298	8,818,951
United Overseas Bank Ltd.	496,509	12,016,209
TOTAL SINGAPORE		98,231,769
South Africa - 0.9%
Absa Group Ltd.	334,892	2,938,407
Anglo American Platinum Ltd.	25,420	986,688
Anglo American PLC (United Kingdom)	499,274	15,136,150
Aspen Pharmacare Holdings Ltd.	147,868	2,044,861
Bid Corp. Ltd.	132,092	3,287,776
Bidvest Group Ltd./The	133,979	2,010,880
Capitec Bank Holdings Ltd.	34,236	5,331,135
Clicks Group Ltd.	94,314	1,833,200
Discovery Ltd.	214,797	1,684,174
Exxaro Resources Ltd.	93,131	996,483
FirstRand Ltd.	1,984,261	8,901,256
Gold Fields Ltd.	351,857	6,125,703
Harmony Gold Mining Co. Ltd.	219,589	2,153,204
Impala Platinum Holdings Ltd.	349,343	1,794,649
Kumba Iron Ore Ltd.	24,583	536,257
MTN Group Ltd.	667,922	2,901,266
Naspers Ltd. Class N	70,066	13,550,428
Nedbank Group Ltd.	182,830	2,791,364
Northam Platinum Holdings Ltd.	140,730	1,102,350
Old Mutual Ltd.	1,869,941	1,264,937
OUTsurance Group Ltd.	333,865	885,418
Pepkor Holdings Ltd. (b)	921,649	1,031,842
Remgro Ltd.	199,138	1,530,670
Sanlam Ltd.	694,104	3,107,985
Sasol Ltd.	226,798	1,839,050
Shoprite Holdings Ltd.	198,162	3,313,454
Sibanye-Stillwater Ltd. (d)	1,100,266	1,256,384
Standard Bank Group Ltd.	526,809	6,415,138
Vodacom Group Ltd.	246,271	1,382,228
Woolworths Holdings Ltd.	371,194	1,226,953
TOTAL SOUTH AFRICA		99,360,290
Spain - 1.6%
Acciona SA	9,540	1,233,797
ACS Actividades de Construccion y Servicios SA	86,304	3,853,787
Aena SME SA (b)	29,358	5,563,399
Amadeus IT Holding SA Class A	177,041	11,637,943
Banco Bilbao Vizcaya Argentaria SA	2,293,702	24,040,788
Banco de Sabadell SA	2,140,084	4,521,039
Banco Santander SA (Spain)	6,216,983	29,991,663
CaixaBank SA	1,474,105	8,597,336
Cellnex Telecom SA (b)	194,644	6,788,547
EDP Renovaveis SA	121,581	1,886,872
Endesa SA	124,794	2,417,544
Grifols SA (a)	117,571	1,183,089
Iberdrola SA	2,401,686	31,721,953
Industria de Diseno Textil SA	428,567	20,823,589
Redeia Corp. SA	159,592	2,827,401
Repsol SA	478,196	6,820,476
Telefonica SA	1,810,240	8,199,011
TOTAL SPAIN		172,108,234
Sweden - 2.0%
Alfa Laval AB	113,628	5,018,680
ASSA ABLOY AB (B Shares)	393,591	11,986,541
Atlas Copco AB:
(A Shares)	1,036,227	18,442,414
(B Shares)	634,144	9,921,453
Beijer Ref AB (B Shares) (d)	139,913	2,221,007
Boliden AB	107,661	3,283,353
Epiroc AB:
(A Shares)	258,479	4,824,611
(B Shares)	153,595	2,580,187
EQT AB	146,859	4,757,161
Essity AB (B Shares)	239,540	6,739,383
Evolution AB (b)	72,276	7,001,324
Fastighets AB Balder (a)	260,815	1,919,605
Getinge AB (B Shares)	90,159	1,758,695
H&M Hennes & Mauritz AB (B Shares)	225,829	3,505,777
Hexagon AB (B Shares)	816,366	8,314,235
Holmen AB (B Shares)	30,293	1,190,312
Husqvarna AB (B Shares)	138,238	934,048
Industrivarden AB:
(A Shares)	48,599	1,665,468
(C Shares)	61,635	2,088,610
Indutrade AB	107,456	3,154,686
Investment AB Latour (B Shares)	58,247	1,709,468
Investor AB:
(A Shares)	32,388	915,158
(B Shares)	646,086	18,328,253
L E Lundbergforetagen AB (B Shares)	29,893	1,510,114
Lifco AB (B Shares)	91,552	2,715,134
Nibe Industrier AB (B Shares) (d)	597,204	2,621,537
Saab AB (B Shares)	126,277	2,915,866
Sagax AB	86,454	2,134,467
Sandvik AB	418,820	8,574,010
Securitas AB (B Shares)	193,649	2,081,295
Skandinaviska Enskilda Banken AB (A Shares)	623,254	9,602,670
Skanska AB (B Shares)	133,594	2,608,459
SKF AB (B Shares)	134,154	2,492,244
Svenska Cellulosa AB SCA (B Shares)	238,967	3,248,944
Svenska Handelsbanken AB (A Shares)	573,130	5,785,100
Swedbank AB (A Shares)	333,702	7,104,551
Swedish Orphan Biovitrum AB (a)	75,758	1,979,334
Tele2 AB (B Shares)	211,326	2,174,591
Telefonaktiebolaget LM Ericsson (B Shares)	1,091,402	7,504,329
Telia Co. AB	928,559	2,699,178
Trelleborg AB (B Shares)	84,705	3,146,421
Volvo AB:
(A Shares)	82,218	2,135,832
(B Shares)	620,149	15,826,273
Volvo Car AB (a)	283,604	803,207
TOTAL SWEDEN		211,923,985
Switzerland - 3.9%
ABB Ltd. (Reg.)	628,540	34,888,139
Adecco SA (Reg.)	66,506	2,270,031
Avolta AG	36,252	1,367,840
Bachem Holding AG (B Shares)	13,145	1,183,836
Baloise Holdings AG	17,918	3,215,135
Banque Cantonale Vaudoise	11,825	1,258,280
Barry Callebaut AG	1,404	2,263,355
BKW AG	8,291	1,499,984
Chocoladefabriken Lindt & Spruengli AG	386	4,841,766
Chocoladefabriken Lindt & Spruengli AG	42	5,196,468
Clariant AG (Reg.)	85,474	1,272,737
Compagnie Financiere Richemont SA Series A	211,199	32,214,473
DSM-Firmenich AG	73,062	9,334,373
Ems-Chemie Holding AG	2,757	2,303,913
Geberit AG (Reg.)	13,144	8,391,794
Givaudan SA	3,628	17,802,103
Helvetia Holding AG (Reg.)	14,571	2,177,972
Julius Baer Group Ltd.	81,042	4,435,238
Kuehne & Nagel International AG	19,001	5,898,915
Logitech International SA (Reg.)	61,252	5,525,415
Lonza Group AG	29,253	19,576,431
Novartis AG	774,154	86,417,145
Partners Group Holding AG	8,918	12,034,601
Sandoz Group AG	161,025	6,984,179
Schindler Holding AG:
(participation certificate)	15,205	4,070,835
(Reg.)	9,940	2,610,276
SGS SA (Reg.)	58,869	6,445,242
Sig Group AG	121,131	2,546,132
Sika AG	59,934	18,217,478
Sonova Holding AG	19,941	6,118,042
Straumann Holding AG	43,904	5,661,498
Swatch Group AG (Bearer) (d)	11,250	2,316,993
Swatch Group AG (Bearer) (Reg.)	21,411	868,393
Swiss Life Holding AG	11,587	8,894,697
Swiss Prime Site AG	30,179	3,027,355
Swisscom AG	10,152	6,222,473
Temenos AG	25,141	1,744,331
UBS Group AG	1,291,873	39,238,205
VAT Group AG (b)	10,613	5,323,730
Zurich Insurance Group Ltd.	57,442	31,621,731
TOTAL SWITZERLAND		417,281,534
Taiwan - 5.2%
Accton Technology Corp.	199,000	3,133,011
Acer, Inc.	1,144,288	1,551,271
Advantech Co. Ltd.	184,411	1,970,069
Alchip Technologies Ltd.	31,000	2,535,958
ASE Technology Holding Co. Ltd.	1,293,840	6,064,878
Asia Cement Corp.	884,466	1,122,276
Asia Vital Components Co. Ltd.	125,000	2,499,881
ASUSTeK Computer, Inc.	278,000	3,915,616
AUO Corp.	2,605,000	1,428,548
Catcher Technology Co. Ltd.	241,000	1,576,680
Cathay Financial Holding Co. Ltd.	3,746,869	7,205,937
Chailease Holding Co. Ltd.	584,200	2,737,291
Chang Hwa Commercial Bank	2,125,454	1,220,928
Cheng Shin Rubber Industry Co. Ltd.	705,899	1,044,655
China Airlines Ltd.	1,163,490	822,037
China Development Financial Ho	6,293,405	3,119,624
China Steel Corp.	4,632,426	3,293,031
Chunghwa Telecom Co. Ltd.	1,493,000	5,556,462
Compal Electronics, Inc.	1,659,000	1,614,457
CTBC Financial Holding Co. Ltd.	6,940,579	7,566,346
Delta Electronics, Inc.	765,621	9,876,472
E Ink Holdings, Inc.	337,000	2,792,783
E.SUN Financial Holdings Co. Ltd.	5,653,156	4,600,115
ECLAT Textile Co. Ltd.	70,941	1,157,216
eMemory Technology, Inc.	25,000	1,783,641
EVA Airways Corp.	1,076,000	1,138,974
Evergreen Marine Corp. (Taiwan)	405,248	2,114,028
Far Eastern New Century Corp.	1,161,664	1,213,735
Far EasTone Telecommunications Co. Ltd.	703,000	1,860,011
Feng Tay Enterprise Co. Ltd.	197,244	848,523
First Financial Holding Co. Ltd.	4,275,596	3,846,182
Formosa Chemicals & Fibre Corp.	1,372,590	2,098,986
Formosa Petrochemical Corp.	450,000	886,791
Formosa Plastics Corp.	1,497,480	2,655,838
Fortune Electric Co. Ltd.	49,500	1,060,995
Fubon Financial Holding Co. Ltd.	3,065,900	8,338,621
Gigabyte Technology Co. Ltd.	201,000	1,632,644
Global Unichip Corp.	34,000	1,229,180
GlobalWafers Co. Ltd.	104,000	1,588,930
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,901,990	30,204,722
Hotai Motor Co. Ltd.	121,220	2,414,528
Hua Nan Financial Holdings Co. Ltd.	3,486,423	2,965,499
Innolux Corp.	3,337,636	1,576,615
Inventec Corp.	1,062,280	1,577,725
Largan Precision Co. Ltd.	39,000	3,398,436
Lite-On Technology Corp.	788,910	2,423,274
MediaTek, Inc.	596,970	22,835,028
Mega Financial Holding Co. Ltd.	4,521,547	5,988,239
Micro-Star International Co. Ltd.	284,000	1,488,240
Nan Ya Plastics Corp.	1,878,780	2,887,412
Nanya Technology Corp.	477,000	843,376
Nien Made Enterprise Co. Ltd.	70,000	853,866
Novatek Microelectronics Corp.	228,000	3,693,151
Pegatron Corp.	777,000	2,410,737
PharmaEssentia Corp. (a)	94,000	1,895,477
Pou Chen Corp.	857,000	950,112
President Chain Store Corp.	225,000	1,914,130
Quanta Computer, Inc.	1,063,000	9,096,068
Realtek Semiconductor Corp.	192,090	3,043,454
Ruentex Development Co. Ltd.	595,851	939,494
Shin Kong Financial Holding Co. Ltd. (a)	5,621,764	1,875,389
Sinopac Financial Holdings Co.	4,137,390	3,382,585
Synnex Technology International Corp.	497,500	1,085,454
Taishin Financial Holdings Co. Ltd.	4,363,688	2,716,276
Taiwan Business Bank	2,371,840	1,364,950
Taiwan Cooperative Financial Holding Co. Ltd.	4,035,229	3,323,283
Taiwan High Speed Rail Corp.	763,000	695,890
Taiwan Mobile Co. Ltd.	710,600	2,295,991
Taiwan Semiconductor Manufacturing Co. Ltd.	9,679,000	283,582,853
Tcc Group Holdings	2,647,612	2,813,494
The Shanghai Commercial & Savings Bank Ltd.	1,514,059	1,937,305
Uni-President Enterprises Corp.	1,900,080	4,904,364
Unimicron Technology Corp.	541,000	3,027,850
United Microelectronics Corp.	4,442,000	7,107,438
Vanguard International Semiconductor Corp.	356,000	1,274,496
Voltronic Power Technology Corp.	26,000	1,486,261
Walsin Lihwa Corp.	1,086,312	1,151,257
Wan Hai Lines Ltd.	263,360	630,969
Winbond Electronics Corp.	1,335,582	956,330
Winbond Electronics Corp. rights 8/12/24 (a)	72,854	4,786
Wistron Corp.	1,028,000	3,106,609
Wiwynn Corp.	38,000	2,419,116
WPG Holding Co. Ltd.	616,320	1,631,190
Yageo Corp.	134,352	3,290,587
Yang Ming Marine Transport Corp.	674,000	1,311,823
Yuanta Financial Holding Co. Ltd.	3,994,075	4,024,682
Zhen Ding Technology Holding Ltd.	263,302	1,115,312
TOTAL TAIWAN		556,618,744
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	228,500	1,504,156
Advanced Information Service PCL NVDR	242,800	1,598,290
Airports of Thailand PCL:
(For. Reg.)	841,000	1,336,704
NVDR	832,600	1,323,353
Asset World Corp. PCL:
(For. Reg.)	2,164,600	221,651
NVDR	974,800	99,818
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,499,051
NVDR	2,369,400	1,749,680
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,583,600	347,481
NVDR	1,531,600	336,071
Bumrungrad Hospital PCL:
(For. Reg.)	104,400	722,481
NVDR	132,300	915,558
Central Pattana PCL:
(For. Reg.)	469,500	729,724
NVDR	342,200	531,867
Central Retail Corp. PCL:
(For. Reg.)	262,466	234,427
NVDR	387,100	345,747
Charoen Pokphand Foods PCL:
(For. Reg.) (a)	706,700	477,131
NVDR (a)	762,800	515,007
CP ALL PCL:
(For. Reg.)	1,177,300	1,929,186
NVDR	1,136,300	1,862,001
CP Axtra PCL NVDR	805,600	691,210
Delta Electronics PCL NVDR	1,230,700	3,531,371
Energy Absolute PCL:
(For. Reg.)	273,800	27,729
NVDR	344,500	34,889
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	139,900	156,439
NVDR	113,100	126,471
Gulf Energy Development PCL:
(For. Reg.)	350,400	470,683
NVDR	838,300	1,126,066
Home Product Center PCL:
(For. Reg.)	1,156,167	295,974
NVDR	1,042,400	266,850
Indorama Ventures PCL NVDR	633,800	344,113
Intouch Holdings PCL:
(For. Reg.)	169,100	391,265
NVDR	230,100	532,407
Kasikornbank PCL NVDR	222,900	824,569
Krung Thai Bank PCL:
(For. Reg.)	788,655	401,566
NVDR	527,800	268,744
Krungthai Card PCL:
(For. Reg.)	150,000	164,569
NVDR	224,400	246,195
Minor International PCL:
(For. Reg.)	1,019,598	831,798
NVDR	303,500	247,598
PTT Exploration and Production PCL:
(For. Reg.)	372,744	1,541,413
NVDR	179,100	740,634
PTT Global Chemical PCL:
(For. Reg.)	534,039	409,384
NVDR	325,700	249,675
PTT Oil & Retail Business PCL NVDR	1,150,400	511,325
PTT PCL:
(For. Reg.)	2,596,900	2,337,740
NVDR	1,346,900	1,212,485
SCB X PCL:
(For. Reg.)	94,050	272,513
NVDR	244,000	706,998
SCG Packaging PCL NVDR	485,900	386,150
Siam Cement PCL:
(For. Reg.)	166,100	1,032,649
NVDR	147,500	917,012
Thai Oil PCL:
(For. Reg.)	321,912	457,319
NVDR	142,110	201,886
TMBThanachart Bank PCL NVDR	9,136,100	434,349
True Corp. PCL (a)	2,632,130	684,920
True Corp. PCL NVDR (a)	1,403,171	365,126
TOTAL THAILAND		41,721,468
Turkey - 0.2%
Akbank TAS	1,231,312	2,301,431
Aselsan A/S	547,667	1,033,560
Bim Birlesik Magazalar A/S JSC	179,625	3,392,605
Coca-Cola Icecek Sanayi A/S	29,051	742,114
Eregli Demir ve Celik Fabrikalari T.A.S.	535,799	906,811
Ford Otomotiv Sanayi A/S	27,713	831,781
Haci Omer Sabanci Holding A/S	418,853	1,256,518
Koc Holding A/S	300,588	1,952,321
Pegasus Hava Tasimaciligi A/S	85,458	578,016
Sasa Polyester Sanayi A/S (a)	525,181	737,397
Tofas Turk Otomobil Fabrikasi A/S	47,749	403,703
Turk Hava Yollari AO (a)	210,437	1,837,954
Turkcell Iletisim Hizmet A/S	480,952	1,533,574
Turkiye Is Bankasi A/S Series C	3,404,752	1,542,112
Turkiye Petrol Rafinerileri A/S	382,934	1,888,206
Turkiye Sise ve Cam Fabrikalari A/S	558,673	793,532
Yapi ve Kredi Bankasi A/S	1,309,566	1,194,190
TOTAL TURKEY		22,925,825
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	1,158,928	2,805,067
Abu Dhabi Islamic Bank	562,401	1,877,248
Abu Dhabi National Oil Co. for Distribution PJSC	1,251,249	1,216,177
Aldar Properties PJSC	1,519,714	3,057,675
Americana Restaurants International PLC	1,126,290	947,532
Dubai Islamic Bank Pakistan Ltd.	1,154,075	1,838,124
Emaar Properties PJSC	2,608,117	6,128,058
Emirates NBD Bank PJSC	746,308	3,880,936
Emirates Telecommunications Corp.	1,372,587	6,121,231
First Abu Dhabi Bank PJSC	1,738,990	6,173,901
Multiply Group (a)	1,492,617	934,676
NMC Health PLC (a)(c)	30,958	0
TOTAL UNITED ARAB EMIRATES		34,980,625
United Kingdom - 7.0%
3i Group PLC	382,333	15,381,536
Admiral Group PLC	102,425	3,626,260
AngloGold Ashanti PLC	165,000	4,734,605
Ashtead Group PLC	171,939	12,382,447
Associated British Foods PLC	133,072	4,245,975
AstraZeneca PLC (United Kingdom)	608,981	96,749,349
Auto Trader Group PLC (b)	354,200	3,710,196
Aviva PLC	1,063,478	6,838,505
BAE Systems PLC	1,189,253	19,834,497
Barclays PLC	5,904,006	17,654,788
Barratt Developments PLC	384,890	2,605,592
Berkeley Group Holdings PLC	41,814	2,729,718
British American Tobacco PLC (United Kingdom)	788,379	27,972,501
BT Group PLC	2,543,117	4,604,815
Bunzl PLC	132,838	5,563,683
Burberry Group PLC	142,310	1,424,213
Centrica PLC	2,100,173	3,578,688
CK Hutchison Holdings Ltd.	1,054,893	5,510,878
Coca-Cola Europacific Partners PLC	81,114	5,983,780
Compass Group PLC	668,948	20,600,265
Croda International PLC	52,318	2,718,544
DCC PLC (United Kingdom)	38,814	2,674,497
Diageo PLC	874,073	27,196,768
Entain PLC	251,997	1,849,782
Flutter Entertainment PLC (a)	69,715	13,779,401
Halma PLC	149,283	5,108,664
Hargreaves Lansdown PLC	140,045	1,989,385
HSBC Holdings PLC (United Kingdom)	7,416,016	67,442,010
Imperial Brands PLC	322,617	8,891,921
Informa PLC	535,076	5,978,940
InterContinental Hotel Group PLC	64,114	6,459,208
Intertek Group PLC	63,435	4,118,218
J Sainsbury PLC	656,332	2,323,681
JD Sports Fashion PLC	1,004,540	1,699,465
Kingfisher PLC	740,257	2,631,711
Land Securities Group PLC	276,462	2,258,603
Legal & General Group PLC	2,353,527	7,010,261
Lloyds Banking Group PLC	24,869,460	18,999,028
London Stock Exchange Group PLC	178,703	21,752,754
M&G PLC	877,372	2,394,544
Melrose Industries PLC	517,223	3,915,026
National Grid PLC	1,887,751	23,952,124
NatWest Group PLC	2,570,075	12,193,691
Next PLC	47,428	5,532,515
Pearson PLC	239,758	3,253,032
Persimmon PLC	124,236	2,537,019
Phoenix Group Holdings PLC	274,039	1,927,031
Reckitt Benckiser Group PLC	277,589	14,932,525
RELX PLC (London Stock Exchange)	736,806	34,775,411
Rentokil Initial PLC	991,977	6,057,167
Rolls-Royce Holdings PLC (a)	3,308,824	19,158,763
Sage Group PLC	395,119	5,516,285
Schroders PLC	318,293	1,607,265
Segro PLC	499,937	5,885,792
Severn Trent PLC	106,019	3,504,086
Smith & Nephew PLC	343,802	4,955,159
Smiths Group PLC	136,445	3,132,767
Spirax-Sarco Engineering PLC	29,008	3,378,586
SSE PLC	429,621	10,385,988
Standard Chartered PLC (United Kingdom)	867,469	8,569,105
Taylor Wimpey PLC	1,376,015	2,818,800
Tesco PLC	2,763,539	11,785,037
Unilever PLC	983,956	60,468,731
United Utilities Group PLC	268,516	3,568,480
Vodafone Group PLC	8,843,076	8,274,910
Vodafone Group PLC sponsored ADR	20,171	188,801
Whitbread PLC	72,817	2,724,048
Wise PLC (a)	242,224	2,231,117
WPP PLC	425,045	4,100,020
TOTAL UNITED KINGDOM		744,338,957
United States of America - 5.9%
Alcon, Inc. (Switzerland)	196,332	18,650,142
BP PLC	6,607,113	39,055,387
Brookfield Renewable Corp.	53,402	1,501,127
BRP, Inc.	13,865	1,004,538
CSL Ltd.	189,874	38,457,345
CyberArk Software Ltd. (a)	16,688	4,278,469
Experian PLC	360,798	17,031,613
Ferrovial SE	203,499	8,091,500
GFL Environmental, Inc.	85,199	3,305,769
GSK PLC	1,628,501	31,623,513
Haleon PLC	2,690,640	12,068,605
Holcim AG	204,666	19,126,121
James Hardie Industries PLC CDI (a)	171,324	6,125,081
JBS SA (a)	305,900	1,823,669
Legend Biotech Corp. ADR (a)	27,880	1,572,153
Monday.com Ltd. (a)	14,435	3,317,307
Nestle SA (Reg. S)	1,048,781	106,233,810
QIAGEN NV (Germany)	87,146	3,893,272
Roche Holding AG:
(Bearer)	12,516	4,417,496
(participation certificate)	276,055	89,375,460
Sanofi SA	447,127	46,095,456
Schneider Electric SA	213,788	51,530,446
Shell PLC (London)	2,514,478	91,687,635
Stellantis NV (Italy)	870,545	14,512,837
Swiss Re Ltd.	118,508	14,642,202
Tenaris SA	185,408	2,941,838
TOTAL UNITED STATES OF AMERICA		632,362,791
Zambia - 0.0%
First Quantum Minerals Ltd.	278,671	3,411,103
TOTAL COMMON STOCKS (Cost $8,668,968,841)		10,367,872,689

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	2,106,744	4,629,797
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	100,707	776,470
Companhia Energetica de Minas Gerais (CEMIG) (PN)	717,526	1,377,674
Companhia Paranaense de Energia-COPEL (PN-B)	428,100	763,687
Gerdau SA	547,748	1,768,319
Itau Unibanco Holding SA	1,903,921	11,404,373
Itausa SA	2,111,980	3,797,431
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,879,600	12,431,749
TOTAL BRAZIL		36,949,500
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	56,692	2,149,406
Colombia - 0.0%
Bancolombia SA (PN)	178,298	1,492,050
France - 0.0%
Air Liquide SA	9,586	1,749,048
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	22,835	1,960,991
Dr. Ing. h.c. F. Porsche AG Series F (b)	43,870	3,303,442
Henkel AG & Co. KGaA	66,965	5,732,604
Porsche Automobil Holding SE (Germany)	60,395	2,699,625
Sartorius AG (non-vtg.)	10,317	2,933,196
Volkswagen AG	81,554	9,101,677
TOTAL GERMANY		25,731,535
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	8,326	1,007,783
Hyundai Motor Co. Ltd. Series 2	13,917	1,692,648
LG Chemical Ltd.	3,195	496,817
LG H & H Co. Ltd.	694	78,682
Samsung Electronics Co. Ltd.	321,641	15,239,198
TOTAL KOREA (SOUTH)		18,515,128
Russia - 0.0%
Surgutneftegas OJSC (a)(c)	2,913,333	55,486
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $92,717,646)		86,642,153

Nonconvertible Bonds - 0.0%
		Principal Amount (f)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	4,220

Government Obligations - 0.0%
	Principal Amount (f)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $3,352,717)	3,363,000	3,352,651

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	192,666,345	192,704,878
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	36,752,685	36,756,360
TOTAL MONEY MARKET FUNDS (Cost $229,461,238)		229,461,238

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $8,994,514,401)	10,687,332,951
NET OTHER ASSETS (LIABILITIES) - (0.1)% (j)	(7,941,820)
NET ASSETS - 100.0%	10,679,391,131

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1,226	Sep 2024	146,488,610	3,080,410	3,080,410
ICE MSCI Emerging Markets Index Contracts (United States)	1,194	Sep 2024	65,461,050	960,618	960,618
TME S&P/TSX 60 Index Contracts (Canada)	88	Sep 2024	17,659,276	960,491	960,491

TOTAL FUTURES CONTRACTS					5,001,519
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations
INR	-	Indian rupee

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $214,319,230 or 2.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,352,651.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $3,835,578 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	93,306,422	1,368,705,498	1,269,301,105	9,178,878	(5,937)	-	192,704,878	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	30,949,089	231,990,821	226,183,550	493,460	-	-	36,756,360	0.2%
Total	124,255,511	1,600,696,319	1,495,484,655	9,672,338	(5,937)	-	229,461,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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